EQ Advisors TrustSM

Prospectus dated May 1, 2006

This Prospectus describes twenty-four (24) Portfolios* offered by EQ Advisors Trust and the Class IA or Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/Alliance Common Stock

EQ/Alliance Growth and Income

EQ/Alliance International

EQ/Alliance Large Cap Growth

EQ/Alliance Small Cap Growth

EQ/Bernstein Diversified Value

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/FI Mid Cap

EQ/FI Mid Cap Value

EQ/Janus Large Cap Growth

EQ/JPMorgan Value Opportunities

EQ/Marsico Focus

EQ/Mercury Basic Value Equity

EQ/Mercury International Value

EQ/MFS Emerging Growth Companies

EQ/MFS Investors Trust

EQ/Van Kampen Emerging Markets Equity

Fixed Income Portfolios

EQ/Alliance Intermediate Government Securities

EQ/Alliance Quality Bond

EQ/Evergreen International Bond

EQ/Money Market

*	Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of fifty-three (53) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA or Class IB shares of twenty-four (24) of the Trust’s Portfolios. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio, except for the EQ/Van Kampen Emerging Markets Equity Portfolio, the and the EQ/Marsico Focus Portfolio, which are non-diversified Portfolios. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The 401(k) Plan sponsored by AXA Equitable Life Insurance Company (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. In addition, the Manager may, subject to the approval of the Trust’s Board of Trustees, appoint, dismiss and replace Advisers and amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P., unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/Alliance Common Stock, EQ/Alliance Large Cap Growth, EQ/Alliance Small Cap Growth, EQ/Capital Guardian U.S. Equity, EQ/Equity 500 Index, EQ/FI Mid Cap, EQ/FI Mid Cap Value, EQ/Janus Large Cap Growth, EQ/Mercury Basic Value Equity, EQ/Van Kampen Emerging Markets Equity, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond and EQ/Evergreen International Bond Portfolios each have a policy that it will invest 80% of its net assets in the particular type of investment suggested by its name. The EQ/Mercury International Value Portfolio has a policy that it will invest 80% of its net assets in a particular type of investment. These policies may not be changed without providing sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Equity 500 Index Portfolio) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•	A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Principal Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Equity Portfolios

EQ/Alliance Common Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.

The Portfolio invests primarily in common stocks that are listed on national securities exchanges. Smaller amounts may be invested in stocks that are traded over-the-counter, which generally include stocks of companies with small market capitalization. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio invests in both growth-oriented and value-oriented stocks of companies of any size. By combining growth and value in a single portfolio, the Adviser seeks to smooth performance over time and to ensure that premiums are driven by security selection. The Adviser seeks to invest the growth portion of the Portfolio in companies with strong business models and market positions that offer the prospect of sustained, superior earnings growth. Relying on a bottom-up stock selection process driven by fundamental research, the Adviser seeks to identify such companies at an early stage. The Adviser seeks to invest the value portion of the Portfolio in companies that are trading at a discount to their long-term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Adviser may also own securities if they reduce portfolio risk or are diversifying to the Portfolio. The Adviser relies on a disciplined stock selection process that combines fundamental research and financial forecasts to seek to identify such companies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general stock market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) advised using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
28.39% (1998 4th Quarter)	–19.29% (2002 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Alliance Common Stock Portfolio — Class IA Shares	4.52%	1.41%	9.14%
S&P 500 Index†	4.91%	0.54%	9.07%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Common Stock Portfolio	Class IA Shares
Management Fee	0.47%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses**	0.60%
*	“Other Expenses” have been restated to reflect current fees.
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.58% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$61
3 Years	$191
5 Years	$333
10 Years	$746

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2005, AllianceBernstein had approximately $579 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on AllianceBernstein’s growth, value and fixed-income investment teams and, in turn, the fundamental research of AllianceBernstein’s large internal research staff. The primary day-to-day responsibilities for coordinating the Portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity Services and headed the US and global style blend teams since 2002. He serves on AllianceBernstein’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. From 1994-2002, Mr. Masters was CIO — Emerging Markets Value equities.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in dividend-paying common stocks of carefully selected high-quality, large capitalization companies (currently considered by the Adviser to mean companies with market capitalizations of at least $1 billion at the time of purchase). The Portfolio also may invest in fixed-income and convertible securities. The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation.

The Portfolio may also invest in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants, and in investment grade corporate bonds, notes and debentures and in U.S. Government Securities. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (so-called “junk bonds”) (i.e., rated BB or lower by S&P or Ba or lower by Moody’s), or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indices for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indices for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond and Lower Rated Securities Risk

•	Foreign Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Growth and Income Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Growth and Income Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
26.29% (1998 4th Quarter)	–17.09% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Alliance Growth and Income Portfolio — Class IA Shares	5.80%	3.96%	11.19%
Russell 1000 Value Index†	7.05%	5.28%	10.94%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Growth and Income Portfolio	Class IA Shares
Management Fee	0.56%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses**	0.69%
*	“Other Expenses” have been restated to reflect current fees.
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.66% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$70
3 Years	$220
5 Years	$383
10 Years	$855

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2005, AllianceBernstein had approximately $579 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Relative Value Investment Team. The Relative Value Investment Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. While all members of the team work jointly to determine the investment strategy, including security selection, Aryeh Glatter is primarily responsible for day-to-day management of the Portfolio.

Mr. Glatter is Vice President and US Relative Value Portfolio Manager. He has had portfolio management responsibilities for the past 5 years. Mr. Glatter joined AllianceBernstein in 1993 and served as an equity analyst in the small-cap area following consumer related industries, primarily the retailing, leisure, consumer products, apparel and lodging industries.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

8	About the investment portfolios	EQ Advisors Trust

EQ/Alliance International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
25.49% (1999 4th Quarter)	–20.46% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Alliance International Portfolio — Class IA Shares	15.61%	5.20%	4.87%
MSCI EAFE Index†	13.54%	4.55%	5.84%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance International Portfolio	Class IA Shares
Management Fee	0.72%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.21%
Total Annual Portfolio Operating Expenses	0.93%
Less Fee Waiver/Expense Reimbursement**	(0.08)%
Net Annual Portfolio Operating Expenses***	0.85%
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.84% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$87
3 Years	$288
5 Years	$506
10 Years	$1,132

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2005, AllianceBernstein had approximately $579 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on AllianceBernstein’s growth, value and fixed-income investment teams and, in turn, the fundamental research of AllianceBernstein’s large internal research staff. The primary day-to-day responsibilities for coordi -

10	About the investment portfolios	EQ Advisors Trust

nating the portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity Services and headed the US and global style blend teams since 2002. He serves on AllianceBernstein’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. From 1994-2002, Mr. Masters was CIO — Emerging Markets Value equities.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

EQ/Alliance Large Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently considers large capitalization companies to be companies with market capitalization within the range of companies in the Russell 1000 Growth Index at the time of initial investment. The market capitalization of companies included in this index fluctuates with the markets and was approximately $898 million to $371 billion as of December 31, 2005.

The Portfolio invests primarily in equity securities of a limited number of large, carefully selected high-quality United States companies that the Adviser believes are likely to achieve superior earnings growth. The Portfolio is diversified for purposes of the 1940 Act, however it may still be relatively concentrated. The Adviser selects the Portfolio’s investments from a research universe of more than 500 companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying securities of companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations.

Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio’s net assets. In managing the Portfolio, the Adviser seeks to capitalize on apparently unwarranted price fluctuations both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions to time the market. During market declines, while adding to positions in favored stocks, the Portfolio generally becomes somewhat more aggressive, gradually reducing the number of companies represented in its holdings. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio generally becomes somewhat more conservative, gradually increasing the number of companies represented in its holdings. Through this approach, the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

The Adviser expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500. The average market capitalization of companies in the S&P 500 Index was approximately $22.52 billion as of December 31, 2005.

The Portfolio may invest up to 20% of its net assets in convertible securities and 20% of its total assets in securities of foreign issuers.

The Portfolio may write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the Portfolio for one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
11.52% (2003 2nd Quarter)	–19.76% (2001 3rd Quarter)

12	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Alliance Large Cap Growth Portfolio — Class IB Shares	14.88%	–4.30%	–3.66%
Russell 1000 Growth Index†	5.26%	–3.58%	–3.14%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Large Cap Growth Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.28%
Less Fee Waiver/Expense Reimbursement**	(0.23)%
Net Annual Portfolio Operating Expenses***	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.02% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$383
5 Years	$679
10 Years	$1,453

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since the Portfolio commenced its operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2005, AllianceBernstein had approximately $579 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s US Large Cap Growth Team, which is responsible for management of all of AllianceBernstein’s US Large Cap Growth accounts. The US Large Cap Growth Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. The five members of the US Large Cap Growth team with the most significant responsibility for the day-to-day management of the Portfolio are: James G. Reilly, David P. Handke, Michael Reilly, Scott Wallace and Syed Hasnain.

James G. Reilly, Executive Vice President, has served as Team Leader for the US Large Cap Growth team since 2003. Mr. Reilly joined AllianceBernstein in 1985 as a quantitative and fundamental research analyst and has had portfolio management responsibilities since 1988.

David P. Handke, Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1984 as a US Large Cap Growth portfolio manager.

Michael Reilly, Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1992 as a member of the US Large Cap Growth team and has had portfolio management responsibilities for the past five years.

EQ Advisors Trust	About the investment portfolios	13

Equity Portfolios (continued)

Scott Wallace, Senior Vice President and Portfolio Manager, joined AllianceBernstein in 2001 as a US Large Cap Growth portfolio manager. Prior to joining AllianceBernstein, he was with JP Morgan for 15 years, where he was a managing director and held a variety of roles in the US and abroad.

Syed J. Hasnain, Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1994 as a US Large Cap Growth portfolio manager.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

14	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Small Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $3 billion at the time of initial purchase).

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies.

The Portfolio generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for one year, five years, and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
28.16% (1999 4th Quarter)	–28.07% (1998 3rd Quarter)br

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Alliance Small Cap Growth Portfolio — Class IA Shares	11.74%	1.88%	7.95%
Russell 2500 Growth Index†	8.17%	2.78%	7.68%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	15

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Small Cap Growth Portfolio	Class IA Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses**	0.88%
*	“Other Expenses” have been restated to reflect current fees.
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.84% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$90
3 Years	$280
5 Years	$486
10 Years	$1,081

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2005, AllianceBernstein had approximately $579 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s US Small/SMID Cap Growth Team, which is responsible for management of all of AllianceBernstein’s US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Team relies heavily on the fundamental analysis and research of the US Small/SMID Cap Growth Team. In addition, the team draws upon the research of AllianceBernstein’s industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Team with the most significant responsibility for the day-to-day management of the Portfolio are: Bruce Aronow, Samantha Lau, Kumar Kirpalani and Wen-Tse-Tseng.

Bruce Aronow is Senior Vice President, Portfolio Manager/Research Analyst and serves as team leader for the Small/SMID Cap Growth Team. He is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer/commercial sectors. Mr. Aronow joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Samantha Lau joined AllianceBernstein as an Investment Professional in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth technology sector.

Kumar Kirpalani joined AllianceBernstein as an Investment Professional in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth industrials sector.

Wen-Tse-Tseng is Vice President and Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth healthcare sector. Prior to joining AllianceBernstein in March 2006, Mr. Tseng was the healthcare sector portfolio manager at William D. Witter since August 2003 and with Weiss, Peck & Greer, from April 2002 to August 2003. Prior to that time Mr. Tseng was a senior healthcare analyst at JP Morgan Flemming Asset Management.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

16	About the investment portfolios	EQ Advisors Trust

EQ/Bernstein Diversified Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that are trading at a discount to their long term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Portfolio also may own securities if they reduce portfolio risk or are diversifying to the Portfolio. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks.

In managing the Portfolio, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have:

•	low price to earnings ratios;

•	high yield;

•	unrecognized assets;

•	the possibility of management change; and/or

•	the prospect of improved profitability.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by S&P or Baa or better by Moody’s.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility. The Portfolio may also borrow money for leveraging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

•	Leveraging Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the Portfolio for one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to March 1, 2001.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
23.34% (1998 4th Quarter)	–18.23% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Bernstein Diversified Value Portfolio — Class IB Shares	5.42%	6.52%	6.63%
Russell 1000 Value Index†	7.05%	5.28%	7.00%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	17

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Bernstein Diversified Value Portfolio	Class IB Shares
Management Fee	0.61%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.99%
Less Fee Waiver/Expense Reimbursement**	(0.04)%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager had agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.88% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$311
5 Years	$542
10 Years	$1,206

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein has been the Adviser to the Portfolio since March 1, 2001. AllianceBernstein manages the Portfolio. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2005, AllianceBernstein had approximately $579 billion in assets under management.

AllianceBernstein’s field of expertise is the value style of investment management. AllianceBernstein’s approach of equity investment for most of its equity services is value oriented, with value defined as the relationship between a security’s current price and its normal or long-term earnings power as determined by its investment research.

The management of and investment decisions for the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Marilyn Fedak has been Chief Investment Officer — US Value Equities and Chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the AllianceBernstein value equities business. She serves on AllianceBernstein’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with AllianceBernstein in 2000.

John Mahedy was named Co-Chief Investment Officer — US Value Equities in 2003. He continues to serve as Director of Research — US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in AllianceBernstein’s institutional research and brokerage unit.

18	About the investment portfolios	EQ Advisors Trust

John Phillips is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips joined AllianceBernstein in 1994 and has had portfolio management responsibilities since that time.

Chris Marx is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He joined AllianceBernstein in 1997 as a research analyst and has had portfolio management responsibilities for the past five years. He has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	19

Equity Portfolios (continued)

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks long-term growth of capital through investments in a portfolio comprised primarily of equity securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter:	Worst quarter:
16.00% (2003 2nd Quarter)	–18.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IB Shares	6.05%	2.68%	3.95%
S&P 500 Index†	4.91%	0.54%	0.54%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement**	(0.08)%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.

20	About the investment portfolios	EQ Advisors Trust

*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$319
5 Years	$560
10 Years	$1,249

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2005, Capital Guardian had $157 billion in assets under management.

Alan J. Wilson is a Director and Senior Vice President for Capital Guardian and has been the research portfolio coordinator for our diversified and concentrated research portfolio products since 2002. Prior to being named research portfolio coordinator, Mr. Wilson was an investment analyst and portfolio manager on the U.S. equity team covering the U.S. energy equipment and construction and engineering industries. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	21

Equity Portfolios (continued)

EQ/Capital Guardian U.S. Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to accomplish the Portfolio’s investment objective through constant supervision, careful securities selection and broad diversification.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential for capital appreciation and to a lesser degree, income. The Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.40% (2003 2nd Quarter)	–19.20% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian U.S. Equity Portfolio — Class IB Shares	5.97%	3.39%	3.64%
S&P 500 Index†	4.91%	0.54%	0.54%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian U.S. Equity Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement**	(0.08)%
Net Annual Portfolio Operating Expenses***	0.95%
†

The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the

22	About the investment portfolios	EQ Advisors Trust

distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.

*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$319
5 Years	$560
10 Years	$1,249

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2005, Capital Guardian had $157 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers primarily responsible for segments of the Portfolio are:

Terry Berkemeier is a Senior Vice President of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1997. Mr. Berkemeir joined the Capital organization in 1992 as an investment analyst.

Michael R. Ericksen is a Senior Vice President, Director, and portfolio manager of Capital Guardian Trust Company and has been a portfolio manager on the U.S. equity team since 1991. He joined the Capital organization in 1987 as an investment analyst.

David I. Fisher is Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1997. He joined the Capital organization in 1969 as an investment analyst.

Karen A. Miller is a Director and Senior Vice President of Capital Guardian and has been a portfolio manager on the U.S. equity team since 2000. Ms. Miller joined the Capital organization in 1990 as an investment analyst.

Theodore R. Samuels is a Senior Vice President and a director of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1990. Mr. Samuels joined the Capital organization in 1981 as an investment analyst.

Eugene P. Stein is Vice Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1988. He joined the Capital organization in 1972 as an investment analyst.

Alan J. Wilson is a Director and Senior Vice President for Capital Guardian and has been a portfolio manager on the U.S. equity team since 1999. Mr. Wilson joined the Capital organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	23

Equity Portfolios (continued)

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
21.15% (1998 4th Quarter)	–17.26% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Equity 500 Index Portfolio — Class IA Shares	4.68%	0.31%	8.67%
S&P 500 Index†	4.91%	0.54%	9.07%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not

24	About the investment portfolios	EQ Advisors Trust

reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Equity 500 Index Portfolio	Class IA Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)†	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.38%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$39
3 Years	$121
5 Years	$212
10 Years	$477

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2005, AllianceBernstein had approximately $579 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined Alliance in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	25

Equity Portfolios (continued)

EQ/Evergreen Omega Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. “Growth” stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser’s active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser’s investment decisions.

The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds the Adviser’s targeted value, when the Adviser believes the issuer’s fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio’s investment objective.

Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio’s exposure to the market; (ii) manage cash; or (iii) attempt to increase income.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks; therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.56% (2003 2nd Quarter)	–18.11% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Evergreen Omega Portfolio — Class IB Shares	4.01%	–0.62%	–0.89%
Russell 1000 Growth Index†	5.26%	–3.58%	–2.12%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

26	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Evergreen Omega Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.18%
Total Annual Portfolio Operating Expenses	1.08%
Less Fee Waiver/Expense Reimbursement**	(0.13)%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.15% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.88% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$330
5 Years	$582
10 Years	$1,302

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2005, Evergreen managed approximately $103.9 billion in assets for the Evergreen funds.

Maureen E. Cullinane is primarily responsible for the day-to-day management of the Portfolio. She has been a Managing Director at Evergreen since 2001 and a Senior Portfolio Manager since 1998. She has been managing the Portfolio since February 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	27

Equity Portfolios (continued)

EQ/FI Mid Cap Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in common stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objectives. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
20.69% (2003 2nd Quarter)	–22.26% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/FI Mid Cap Portfolio — Class IB Shares	6.39%	4.58%	4.38%
S&P MidCap 400 Index†	12.56%	8.60%	6.91%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

28	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Mid Cap Portfolio	Class IB Shares
Management Fee	0.69%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	1.08%
Less Fee Waiver/Expense Reimbursement**	(0.08)%
Net Annual Portfolio Operating Expenses***	1.00%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.95% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$335
5 Years	$586
10 Years	$1,307

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devon-shire Street, Boston, MA 02109. FMR has been the Portfolio’s Adviser since the Portfolio commenced operations. FMR may enter into agreements with its affiliates, including FMR Co., Inc., in providing services to the Portfolio. As of December 31, 2005, FMR and its affiliate FMR Co., Inc. managed over $1.2 trillion in mutual fund assets.

Peter Saperstone has been responsible for the day-to-day management of the Portfolio since June 2001. Mr. Saperstone has been associated with FMR as a research analyst and portfolio manager since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	29

Equity Portfolios (continued)

EQ/FI Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those companies whose market capitalization is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The Adviser intends to manage the Portfolio so that its weighted median market capitalization range falls within the capitalization range of the companies in the Russell Midcap Index and the S&P MidCap 400 Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization is above this level after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. As of December 31, 2005, the capitalization of companies in the Russell MidCap Index and S&P 400 Index ranged from $423.4 million to $18.4 billion. The Adviser may also invest the Portfolio’s assets in companies with larger market capitalizations.

The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book, price/sale, or price/ earnings ratios. The stocks of these companies are often called “value” stocks. The Adviser may also invest in stocks that are not called value stocks.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 24, 2000.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.29% (2003 2nd Quarter)	–20.25% (1998 3rd Quarter)

30	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/FI Mid Cap Value Portfolio — Class IB Shares	11.31%	9.17%	6.88%
Russell Mid Cap Value†, ††	12.65%	12.21%	12.92%
Russell 2500 Value Index†	7.74%	13.43%	13.13%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
††	Effective November 1, 2005, this index replaced the Russell 2500 Value as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Mid Cap Value Portfolio	Class IB Shares
Management Fee	0.73%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	1.12%
Less Fee Waiver/Expense Reimbursement**	(0.02)%
Net Annual Portfolio Operating Expenses***	1.10%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement). (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust –Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.08% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$112
3 Years	$353
5 Years	$614
10 Years	$1,358

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, Massachusetts 02109, has been the Portfolio’s Adviser since July 24, 2000. FMR may enter into agreements with its affiliates, including FMR Co., Inc., in providing services to the Portfolio. As of December 31, 2005, FMR and its affiliate FMR Co., Inc. managed over $1.2 trillion in mutual fund assets.

Richard Fentin and James Harmon have been responsible for the day-to-day management of the Portfolio since December 2003. Mr. Fentin is a vice president and manager and has been associated with FMR as a portfolio manager, portfolio assistant and analyst since 1979. Mr. Harmon is a vice president and manager and has been associated with FMR as a portfolio manger, portfolio assistant and analyst since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	31

Equity Portfolios (continued)

EQ/Janus Large Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of growth-oriented companies with a large market capitalization. For purposes of this Portfolio, companies having a market capitalization within the range of companies in the Russell 1000 Index at the time of purchase are considered large capitalization companies.

The Adviser may invest substantially all of the Portfolio’s assets in equity securities if the Adviser believes equity securities will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it may be invested in a limited number of companies.

The Adviser applies a “bottom-up” approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portion of the Portfolio’s assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest up to 20% of the Portfolio’s total assets in lower rated securities rated BB or lower by S&P or an equivalent rating by any other nationally recognized statistical rating organization (“NRSRO”) or unrated securities of similar quality as determined by the Adviser (“junk bonds”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
14.87% (2001 4th Quarter)	–24.26% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Janus Large Cap Growth Portfolio — Class IB Shares	7.22%	–4.05%	–6.84%
Russell 1000 Growth Index†	5.26%	–3.58%	–9.40%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

32	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Janus Large Cap Growth Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	1.30%
Less Fee Waiver/Expense Reimbursement**	(0.15)%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.14% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$397
5 Years	$697
10 Years	$1,551

WHO MANAGES THE PORTFOLIO

Janus Capital Management LLC (“Janus”), 151 Detroit Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts. As of December 31, 2005 Janus Capital Group Inc., Janus’s parent company had $148.5 billion in assets under management.

Marc Pinto is primarily responsible for day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline. Mr. Pinto has been a portfolio manager with Janus since 1994.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	33

Equity Portfolios (continued)

EQ/JPMorgan Value Opportunities Portfolio

INVESTMENT OBJECTIVE: Long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. Issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization.

The Adviser employs a value-oriented investment approach that seeks to identify attractive companies through fundamental research and discounted cash flow analysis. The Adviser seeks to identify relative value within sectors by combining company analysis of its research and portfolio management teams with market sentiment and macro-insights of the portfolio managers.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest, to a limited extent, a portion of its assets in debt securities rated below investment grade (so-called “junk bonds”), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio’s investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as buying and selling derivatives, including stock index futures contracts and call and put options.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

Zero Coupon and Pay-in-Kind Securities Risk

•	Foreign Securities Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.79% (2003 2nd Quarter)	–18.57% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/JPMorgan Value Opportunities — Class IB Shares	3.94%	1.97%	4.96%
Russell 1000 Value Index†	7.05%	5.28%	9.40%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

34	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Value Opportunities Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	1.00%
Less Fee Waiver/Expense Reimbursement**	(0.05)%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2005.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$313
5 Years	$546
10 Years	$1,217

WHO MANAGES THE PORTFOLIO

J.P. Morgan Investment Management Inc. (“JPMorgan”) 522 Fifth Avenue, New York, New York 10036 has served as investment manager of the Portfolio since December 13, 2004. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2005, JPMorgan and its affiliates had $846.9 billion in assets under management.

Bradford L. Frishberg, Managing Director and Alan Gutman, Vice President, are primarily responsible for the day-to-day management of the Portfolio. Mr. Frishberg, a Managing Director, leads the Large Cap Active Value Strategy Team. Prior thereto, he was a portfolio manager in JPMorgan’s London office and subsequently in their Tokyo office. He has been with JPMorgan as an investment professional since 1996. Mr. Gutman is a Vice President and Portfolio Manager in the Large Cap Active Value Strategy Team and has been with JPMorgan in this capacity since 2003. Prior to that time, he was a research analyst and portfolio manager at Oppenheimer Capital, First Manhattan and Neuberger and Berman.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	35

Equity Portfolios (continued)

EQ/Marsico Focus Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $4 billion or more generally are considered large companies. The Portfolio may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions. The Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Portfolio(s), the Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration such macro-economic factors, as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of observed financial trends. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Adviser may visit with various levels of a company’s management, as well as with its customers, suppliers and competitors. The Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Adviser may reduce or sell the Portfolio’s investments in portfolio companies if, in the opinion of the Adviser, a company’s fundamentals change, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio’s core investments generally are comprised of established companies that exhibit growth characteristics. However, the Portfolio also may typically include more aggressive growth companies with more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition. The Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Portfolio to incur higher brokerage costs (which may adversely affect the Portfolio’s performance).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2005 and compares the

36	About the investment portfolios	EQ Advisors Trust

Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
12.09% (2003 2nd Quarter)	–12.09% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Marsico Focus Portfolio — Class IB Shares	10.65%	11.71%
Russell 1000 Growth Index†	5.26%	1.90%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Marsico Focus Portfolio	Class IB Shares
Management Fee	0.87%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.25%
Less Fee Waiver/Expense Reimbursement**	(0.10)%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.14% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$386
5 Years	$675
10 Years	$1,499

WHO MANAGES THE PORTFOLIO

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico is a registered investment adviser formed in 1997. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2005, Marsico had $63 billion in assets under management.

EQ Advisors Trust	About the investment portfolios	37

Equity Portfolios (continued)

Thomas F. Marsico is primarily responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

38	About the investment portfolios	EQ Advisors Trust

EQ/Mercury Basic Value Equity Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Adviser places particular emphasis on companies with below-average price/earnings ratios that may pay above-average dividends. The Adviser may also determine a company is undervalued if its stock price is down because of temporary factors from which the Adviser believes the company will recover. The Portfolio focuses its investments on companies with market capitalization over $5 billion.

The Adviser follows a contrary opinion/out-of-favor investment style. The Adviser believes that favorable changes in market prices are more likely to occur when:

•	stocks are out of favor;

•	company earnings are depressed;

•	price/earnings ratios are relatively low;

•	investment expectations are limited; and/or

•	there is no general interest in a security or industry.

On the other hand, the Adviser believes that negative developments are more likely to occur when:

•	investment expectations are high;

•	stock prices are advancing or have advanced rapidly;

•	price/earnings ratios have been inflated; and/or

•	an industry or security continues to become popular among investors.

In other words, the Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

The Portfolio may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Portfolio determines that the issuer no longer meets the criteria the Adviser has established for the purchase of such securities or if the Adviser thinks there is a more attractive investment opportunity in the same category. The Portfolio also may invest, up to 25% of its total assets, in securities issued by foreign companies.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio may use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.08% (2003 2nd Quarter)	–20.46% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	39

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Mercury Basic Value Equity Portfolio — Class IB Shares	2.99%	5.60%	9.98%
Russell 1000 Value Index†	7.05%	5.28%	9.40%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mercury Basic Value Equity Portfolio	Class IB Shares
Management Fee	0.57%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Portfolio Annual Operating Expenses for the Portfolio would be 0.93% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$302
5 Years	$524
10 Years	$1,163

WHO MANAGES THE PORTFOLIO

Fund Asset Management, L.P. (“FAM”), doing business as Mercury Advisors (“Mercury”), 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, or its advisory affiliates, have been the Adviser to the Portfolio since it commenced operations. FAM was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2005 FAM and its affiliates had approximately $539 billion in investment company and other portfolio assets under management.

Kevin Rendino and Robert Martorelli are the co-portfolio managers of the Portfolio, and are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been a Managing Director of Merrill Lynch Investment Managers (“MLIM”) since 2000. Mr. Martorelli has been a Managing Director of MLIM since 2000. Both Mr. Rendino and Mr. Martorelli have been portfolio managers with the Investment Adviser for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

40	About the investment portfolios	EQ Advisors Trust

EQ/Mercury International Value Portfolio

INVESTMENT OBJECTIVE: Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in securities of companies located in the developed foreign markets. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. Such equity securities normally include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.

The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

•	companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

•	companies that earn 50% or more of their total revenues from business outside the U.S.;

•	companies with 50% or more of their assets located in a country outside of the U.S.; and

•	companies whose securities are principally traded in foreign markets.

The Portfolio may engage in a variety of transactions using derivatives, such as futures, options, warrants, and forward and swap contracts on both securities and currencies.

The Portfolio will not limit its investments to any particular type of company. The Portfolio may invest in companies of any size although it generally will invest in large cap companies. In investing the Portfolio’s assets, the Adviser follows a value investing style, focusing on the stocks that the Adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include a low price-to-earnings ratio relative to the cost of capital and other intrinsic characteristics, a high yield relative to the market and financial strength. Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, individual companies may have high rates of earnings growth and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.

The Portfolio may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Market Risk

Settlement Risk

•	Liquidity Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this portfolio because a different Adviser advised the Portfolio prior to December 12, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	41

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
36.26% (1999 4th Quarter)	–20.57% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Mercury International Value Portfolio — Class IB Shares	10.79%	2.46%	8.80%
MSCI EAFE Index†	13.54%	4.55%	6.17%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mercury International Value Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.23%
Total Annual Portfolio Operating Expenses	1.33%
Less Fee Waiver/Expense Reimbursement**	(0.08)%
Net Annual Portfolio Operating Expenses***	1.25%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2005.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$127
3 Years	$413
5 Years	$720
10 Years	$1,591

WHO MANAGES THE PORTFOLIO

Merrill Lynch Investment Managers International Limited (“MLIM International”), an affiliate of Fund Asset Management, L.P., 33 King William Street, London EC4R 9AS, England, serves as the Adviser to the Portfolio. MLIM International was organized as an investment adviser in 1981 and acts as adviser or sub-adviser to more than 50 U.S. and non-U.S. registered investment companies. MLIM International and its affiliates had approximately $539 billion in investment company and other portfolio assets under management as of December 31, 2005.

A team of investment professionals that includes James A. MacMillan and Robert Weatherston is jointly and primarily responsible for the day-to-day management of the Portfolio.

42	About the investment portfolios	EQ Advisors Trust

Mr. MacMillan, the Portfolio’s senior portfolio manager, has been managing the Portfolio since December 2003. He has been a Managing Director of Merrill Lynch Investment Managers, L.P., (“MLIM”) since 2000 and was a Director from 1993 to 2000.

Mr. Weatherston has been a portfolio manager of the Portfolio since December 2003. He has been a Director of MLIM since 2005 and was a Vice President from 1999 to 2005.

Each portfolio manager has been a portfolio manager with MLIM and its affiliates for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	43

Equity Portfolios (continued)

EQ/MFS Emerging Growth Companies Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies that the Adviser believes are either:

•	early in their life cycle but have the potential to become major enterprises; or

•	are major enterprises which the Adviser believes have above-average growth prospects whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio’s investments may include securities traded in the over-the-counter markets.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser.

In addition, the Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including those in emerging markets, or in cash and cash equivalents.

The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns of the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/MFS Emerging Growth Companies Portfolio — Class IB Shares	9.00%	–7.21%	5.55%
Russell 3000 Growth Index†	5.17%	–3.15%	4.46%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

44	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/MFS Emerging Growth Companies Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses**	1.04%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Total Annual Portfolio Operating Expenses for the Portfolio would be 1.01% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$106
3 Years	$330
5 Years	$572
10 Years	$1,268

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2005, MFS had $162.5 billion in assets under management.

David Sette-Ducati and Eric B. Fishman are primarily responsible for the day-to-day management of the Portfolio. Mr. Sette-Ducati has been a Senior Vice President and Portfolio Manager at MFS since 2001. Prior to that time he served as Vice President and Portfolio Manager at MFS. Mr. Fishman has been Vice President and Portfolio Manager since April 2002. Prior to that time he was a research analyst with MFS since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	45

Equity Portfolios (continued)

EQ/MFS Investors Trust Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, the Portfolio generally focuses on companies with larger market capitalizations that the Adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Adviser considers the Portfolio’s overall prospects for appreciation as well as income in managing the Portfolio.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser’s large group of equity research analysts.

The Portfolio may invest up to, and including, 20% of its net assets in foreign securities, including those in emerging markets and depositary receipts, through which it may have exposure to foreign currencies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
13.47% (2003 2nd Quarter)	–15.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/MFS Investors Trust Portfolio — Class IB Shares	7.18%	–0.66%	0.62%
S&P 500 Index†	4.91%	0.54%	1.77%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

46	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/MFS Investors Trust Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.18%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement**	(0.08)%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$319
5 Years	$560
10 Years	$1,249

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Bos-ton, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2005, MFS had $162.5 billion in assets under management.

The Portfolio is managed by a team of portfolio managers comprised of T. Kevin Beatty, a Vice President of MFS and Nicole M. Zatlyn, a Vice President of MFS. Mr. Beatty has been managing the Portfolio since 2004 and has been with MFS in the area of investment management since 2002. Prior to joining MFS, Mr. Beatty was an Equity Analyst and Sector Head at State Street Research Management Co. from 1999 to 2002. Ms. Zatlyn has been employed in the investment management area of MFS since 2001. Prior to joining MFS, Ms. Zatlyn was an Investment Analyst at Bowman Capital Management from 1999 to 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	47

Equity Portfolios (continued)

EQ/Van Kampen Emerging Markets Equity Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants.

The Portfolio is non-diversified which means that it may invest in a limited number of issuers. For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

•	its principal securities trading market is in an emerging market country;

•	alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

•	it is organized under the laws of, or has a principal office in, an emerging market country.

The Adviser’s investment approach combines top-down country allocation with bottom-up stock selection. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called “junk bonds”). The Portfolio also may invest, to a lesser extent, in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may utilize forward foreign currency contracts, options and futures contracts and swap transactions.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Junk Bonds and Lower Rated Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
49.97% (1999 4th Quarter)	–22.24% (2001 3rd Quarter)

48	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Van Kampen Emerging Markets Equity Portfolio — Class IB Shares	32.84%	17.97%	5.48%
MSCI EMF Gross Dividend Index†	34.54%	19.44%	7.13%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Emerging Markets Equity Portfolio	Class IB Shares
Management Fee	1.15%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses*	0.48%
Total Annual Portfolio Operating Expenses	1.88%
Less Fee Waiver/Expense Reimbursement**	(0.08)%
Net Annual Portfolio Operating Expenses***	1.80%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2007.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.78% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$183
3 Years	$582
5 Years	$1,007
10 Years	$2,192

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM Inc. (which does business in certain instances using the name Van Kampen) is a direct subsidiary of Morgan Stanley. As of December 31, 2005 MSIM Inc. had $434 billion in assets under management.

The Portfolio is managed within the Advisers Emerging Markets team. Current members of the team include Narayan Ramachandran, Ruchir Sharma and Paul Psaila. Members of the team may change from time to time.

Narayan Ramachandran is a Managing Director of MSIM Inc., and is the Portfolio’s co-lead portfolio manager. He has been managing the Portfolio since 2001 and has been with MSIM, Inc. as an Investment Professional since 1996.

Ruchir Sharma is a Managing Director of MSIM Inc., and is the Portfolio’s co-lead portfolio manager. He has managed the Portfolio since 1996 and has been with MSIM Inc. as an Investment Professional since 1996.

Paul Psaila, an Executive Director of MSIM Inc., has managed the Portfolio since its inception and has been an Investment Professional with MSIM Inc. since 1994.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	49

Fixed Income Portfolios

EQ/Alliance Intermediate Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.

The Portfolio’s investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but less than ten years. In some cases, the Adviser’s calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates in the mortgage-backed or asset-backed securities and foreign and domestic interest rates).

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser’s assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio also may purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

•	U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

•	U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

•	U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

•	“Ginnie Maes”: Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association (“GNMA”) guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

•	“Fannie Maes”: The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA’s right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not issued by, or backed by the full faith and credit of, the U.S. Government.

•	“Freddie Macs”: The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government, issues participation certificates (“PCs”) which represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not issued by, or backed by the full faith and credit of, the U.S. Government.

•	Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. These securities are not backed by the full faith and credit of the U.S. Government.

•	“Sallie Maes”: The Student Loan Marketing Association (“SLMA”) is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are not issued by the U.S. Government and are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

50	About the investment portfolios	EQ Advisors Trust

The Portfolio may also invest in “zero coupon” U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.

Guarantees associated with U.S. Government Securities guarantee only the payment of principal at maturity and interest when due, and do not guarantee the securities’ yield or value or the yield or value of the Portfolio’s shares.

The Portfolio may also purchase collateralized mortgage obligations (“CMOs”) issued by non-governmental issuers and securities issued by real estate mortgage investment conduits (“REMICs”), but only if they are collateralized by U.S. Government securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon Risk

•	Portfolio Turnover Risk

•	Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance.

The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.90% (2001 3rd Quarter)	–2.43% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Alliance Intermediate Government Securities Portfolio — Class IA Shares	1.51%	4.58%	5.07%
Lehman Brothers Intermediate Government Bond Index†	1.68%	4.82%	5.50%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	51

Fixed Income Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Intermediate Government Securities Portfolio	Class IA Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	0.64%
*	“Other Expenses” have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$65
3 Years	$204
5 Years	$355
10 Years	$795

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2005, AllianceBernstein had approximately $579 billion in assets under management.

Kewjin Yuoh, Vice President and Portfolio Manager at AllianceBernstein is responsible for day-to-day management of the Portfolio. Mr. Yuoh joined AllianceBernstein in 1993 as a Vice President and has had portfolio management responsibilities for the past five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

52	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Quality Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY

The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities which are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s or BBB by S&P), or in unrated, fixed income securities that the Adviser determines to be of comparable quality. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s and S&P).

In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser’s assessment of prospective cyclical changes even if such action may adversely affect current income.

The portfolio may invest in foreign securities, including those of both developed and developing countries. Developing countries are defined as middle and low-income economies as classified by the World Bank.

The portfolio may invest up to 20% of total assets in non-US dollar denominated securities.

The portfolio may invest up to 5% of total asset in securities of developing countries (referred to as emerging market debt), whether denominated in US dollars or local currency.

The Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon and pay-in-kind securities, collateralized mortgage obligations, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also use derivatives, including: purchasing put and call options and writing covered put and call options on securities it may purchase.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon and Pay-in Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2005 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) advised by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is

EQ Advisors Trust	About the investment portfolios	53

Fixed Income Portfolios (continued)

considered to be the successor entity to the HRT/Alliance Quality Bond Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.57% (2001 3rd Quarter)	–2.37% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Alliance Quality Bond Portfolio — Class IA Shares	2.33%	5.23%	5.83%
Lehman Brothers Aggregate Bond Index†	2.43%	5.87%	6.16%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Quality Bond Portfolio	Class IA Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.63%
*	“Other Expenses” have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$64
3 Years	$201
5 Years	$350
10 Years	$783

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2005, AllianceBernstein had approximately $579 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the U.S. Investment-Grade: Core Fixed Income Team, comprised of senior Core Fixed Asset Team members. The Core Fixed Asset Team relies heavily on the fundamental analysis and research of Alliance’s large internal research staff. While all members of the team work jointly to determine the majority of the investment strategy, including security selection for the firm’s U.S. Investment-Grade: Core Fixed Income accounts, Alison M. Martier, Senior Vice President, Director — US Core Fixed Income and a member of the U.S. Investment-Grade: Core Fixed Income Team, is primarily responsible for day-to-day management of, and has oversight and trading responsibilities for, the Portfolio. Ms. Martier joined AllianceBernstein in 1993 and has been a fixed asset portfolio manager since that time.

54	About the investment portfolios	EQ Advisors Trust

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	55

Fixed Income Portfolios (continued)

EQ/Evergreen International Bond Portfolio

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio may invest up to 35% of its assets in debt securities that are rated below investment grade (or, if unrated, determined by the Adviser to be of comparable quality) (“junk bonds”). The Portfolio normally will invest in at least three countries and generally does not invest more than 5% of its assets in debt obligations or similar securities denominated in the currencies of developing countries.

The Portfolio generally maintains a dollar-weighted average maturity of 5 to 14 years and a duration of 3½ to 10 years. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond and provides an indication of the expected change in value of the bond due to changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond with a high (long) duration is more sensitive.

The Adviser makes its country selection and currency decisions for the Portfolio based on its own fundamental research and advanced analytical systems. In choosing investments, the Adviser searches for the best values on securities that meet the Portfolio’s credit and maturity requirements. Bonds selected for inclusion in the Portfolio are continually monitored to assure they meet the Adviser’s standards. The Adviser may sell a security for a variety of reasons, such as to invest in an issuer believed to offer superior investment opportunities.

The Portfolio may enter into foreign currency exchange contracts for a variety of purposes, including to gain exposure to foreign markets in which the Portfolio is underweighted, to hedge the value of its investments or to control risk. The Portfolio also may invest up to 20% of its assets in foreign mortgage- and asset-based securities and/or foreign bank obligations. In addition, the Portfolio may invest up to 20% of its assets in investment grade fixed income securities or obligations of U.S. government entities or U.S. corporations. The Portfolio also may invest up to 15% of its net assets in illiquid securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities; therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Investment Strategies.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is October 3, 2005. Information about fund performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Evergreen International Bond Portfolio	Class IA Shares
Management Fee	0.70%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses‡	6.36%
Total Annual Portfolio Operating Expenses	7.06%
Less Fee Waiver/Expense Reimbursement**	(6.16)%
Net Annual Portfolio Operating Expenses	0.90%
‡	Based on estimated amounts for the current fiscal year.
**

Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amounts shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and

56	About the investment portfolios	EQ Advisors Trust

waivers within three years of such payments and waivers provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2007. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IA Shares
1 Year	$92
3 Years	$287

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts, 02116, is the Adviser to the Portfolio. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2005, Evergreen managed over $103.9 billion for the Evergreen funds.

The Portfolio is managed by a team of fixed income portfolio management professionals from Evergreen’s Customized Fixed Income team, with team members responsible for various sectors.

Anthony Norris and Peter Wilson have primary responsibility for the day-to-day management of the Portfolio. Mr. Norris is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director of Research, Chief Investment Officer and a senior portfolio manager at Evergreen International Advisors (“Evergreen International”), an affiliate of Evergreen. He joined Evergreen International in 1990 and has been in the portfolio management field since 1967. Mr. Wilson is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director, Chief Operating Officer and a senior portfolio manager at Evergreen International. He joined Evergreen International in 1989 and has been in the portfolio management field since 1978.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	57

Fixed Income Portfolios (continued)

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”);

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•	commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•	corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering securities in which the Portfolio may invest.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks. Normally, the Portfolio invests at least 25% of its net assets in bank obligations.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Banking Industry Sector Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2005 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 10, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) advised using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered

58	About the investment portfolios	EQ Advisors Trust

to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
1.62% (2000 4th Quarter)	0.10% (2004 1st Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2005 was 3.86% and the effective yield was 3.93%.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Money Market Portfolio — Class IA Shares	2.85%	2.00%	3.72%
3-Month Treasury Bill†	3.07%	2.34%	3.85%
†	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Money Market Portfolio	Class IA Shares
Management Fee	0.34%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.47%
*	“Other Expenses” have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$48
3 Years	$150
5 Years	$261
10 Years	$588

WHO MANAGES THE PORTFOLIO

The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, New York, New York 10106, is the Adviser to the Portfolio. Dreyfus was founded in 1951 and currently manages approximately 200 mutual fund portfolios. As of December 31, 2005, Dreyfus had approximately $170 billion in assets under management.

EQ Advisors Trust	About the investment portfolios	59

2. More information on principal risks and benchmarks

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios,” a particular Portfolio may also be subject to the following risks:

Banking Industry Sector Risk. To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

60	More information on principal risks and benchmarks	EQ Advisors Trust

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Mortgage-Backed Securities Risk: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to the risks of interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. In addition, when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep

EQ Advisors Trust	More information on principal risks and benchmarks	61

discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value.

Foreign Securities Risk: A Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Depositary Receipts: A Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the

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following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index-Fund Risk: The EQ/Equity 500 Index Index Portfolio invests in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolio cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Non-Diversification Risk: The EQ/Van Kampen Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio are classified as “non-diversified” investment companies, which means that the proportion of each Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Turnover Risk: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” compares each Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

The Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

The Lehman Brothers Intermediate U.S. Government Index represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities from one to ten years and issue amounts of at least $100 million outstanding.

The MSCI EAFE® Index (Europe, Australasia, Far East) (“MSCI EAFE”) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

The MSCI EMF (Emerging Markets Free) Gross Dividend IndexSM (“MSCI EMF”) is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 26 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

The Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 92% of the total market capitalization of the Russell 3000.

The Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

The Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 16% of the total market capitalization of the Russell 3000.

The Russell 2500™ Growth Index is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500™ Value Index is an unmanaged index which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Mid Cap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 25% of the total market capitalization of the Russell 1000.

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The Russell Mid Cap® Value Index (“Russell Mid Cap Value”) is an unmanaged index that measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

The Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of December 31, 2005 of about $2.42 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

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3. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About The Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among fifty-three (53) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA or Class IB shares of twenty-four (24) Portfolios. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also has discretion to allocate each Portfolio’s assets among the Portfolio’s Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. When a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P., unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the Advisers is available in the Trust’s Annual Report to Shareholders dated December 31, 2005, unless otherwise noted. A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable and to approve the investment advisory agreements with The Dreyfus Corporation with respect to the EQ/Money Market Portfolio is available in the Trust’s Semi-Annual Report to Shareholders date June 30, 2005. A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment advisory agreements with J.P. Morgan Investment Management Inc. with respect to the EQ/JPMorgan Value Opportunities Portfolio is available in the Trust’s SAI.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2005 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2005 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.

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Management Fees Paid by the Portfolios in 2005

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Alliance Common Stock	0.47%	0.00%
EQ/Alliance Growth and Income	0.56%	0.00%
EQ/Alliance Intermediate Government Securities	0.50%	0.00%
EQ/Alliance International	0.72%	0.00%
EQ/Alliance Large Cap Growth	0.90%	0.23%
EQ/Alliance Quality Bond	0.50%	0.00%
EQ/Alliance Small Cap Growth	0.75%	0.00%
EQ/Bernstein Diversified Value	0.61%	0.04%
EQ/Capital Guardian Research	0.65%	0.08%
EQ/Capital Guardian U.S. Equity	0.65%	0.08%
EQ/Equity 500 Index	0.25%	0.00%
EQ/Evergreen International Bond*	0.70%	6.16%
EQ/Evergreen Omega	0.65%	0.00%
EQ/FI Mid Cap	0.69%	0.08%
EQ/FI Mid Cap Value	0.73%	0.02%
EQ/Janus Large Cap Growth	0.90%	0.15%
EQ/JPMorgan Value Opportunities	0.60%	0.05%
EQ/Marsico Focus	0.87%	0.10%
EQ/Mercury Basic Value Equity	0.57%	0.00%
EQ/Mercury International Value	0.85%	0.08%
EQ/MFS Emerging Growth Companies	0.65%	0.00%
EQ/MFS Investors Trust	0.60%	0.08%
EQ/Money Market	0.34%	0.00%
EQ/Van Kampen Emerging Markets Equity	1.15%	0.08%
*	Annualized

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio pays AXA Equitable a fee at an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets, 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion of total Trust’s average daily net assets and 0.975% of the total Trust average daily net assets in excess of $30 billion, plus $30,000 for each Portfolio.

Expense Limitation Agreement

In the interest of limiting until April 30, 2007 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) are limited to the following respective expense ratios:

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)
EQ/Alliance International†	0.85%
EQ/Alliance Large Cap Growth†	0.80%
EQ/Bernstein Diversified Value	0.95%
EQ/Capital Guardian Research†	0.95%
EQ/Capital Guardian U.S. Equity†	0.95%
EQ/Evergreen International Bond†	0.90%
EQ/Evergreen Omega	1.15%
EQ/FI Mid Cap†	1.00%
EQ/FI Mid Cap Value	1.10%
EQ/JPMorgan Value Opportunities	0.95%
EQ/Janus Large Cap Growth†	1.15%
EQ/Marsico Focus†	1.15%
EQ/Mercury Basic Value Equity	0.95%
EQ/Mercury International Value	1.25%
EQ/MFS Investors Trust	0.95%
EQ/Van Kampen Emerging Markets Equity	1.80%

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within five years (or three years for certain Portfolios, as indicated by a “†” in the above table) of the payment or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings

Alliance Capital Management

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s

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subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Mutual Fund Revenue Sharing.  On June 22, 2004, a purported class action complaint styled Aucoin, et al. v. Alliance Capital Management L.P., et al. was filed against the firm and other defendants. The complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. Plaintiff seeks unspecified actual and punitive damages, asserting claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Investment Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiff also seeks rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses. Other, related complaints were filed, and have been consolidated in New York federal district court. In October 2005, the Court dismissed the consolidated complaint except for plaintiffs’ claim under Section 36(b). In January 2006, the Court granted Alliance’s motion for reconsideration and dismissed plaintiffs’ Section 36(b) claim as well. The plaintiffs have moved for leave to amend their complaint. Alliance believes that the plaintiffs’ allegations are without merit and intends to vigorously defend against them if their dismissal is appealed.

2. Alliance Premier Growth Fund Litigation.  In December 2002, a complaint styled Goggins v. Alliance Capital Management was filed in federal court alleging that the registration statement and prospectus for the Large Cap Growth Fund (f/k/a the Premier Growth Fund) were materially misleading in describing the objectives and strategies of the Fund in relation to its investments in Enron shares. The firm and the other defendants moved to dismiss the complaint. In December 2004, the court granted our motion and dismissed the Goggins case. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. AllianceBernstein and the other defendants in these actions believe that the allegations are without merit and intend to vigorously defend against them if they should be asserted again.

3. Premier Growth Fund Litigation (Jaffe).  In September 2002, a complaint styled Jaffe v. Alliance Capital Management, et al. was filed in federal court alleging that the firm breached its fiduciary duties to the Large Cap Growth Fund (f/k/a Premier Growth Fund) by causing it to invest in Enron shares and that the agreements between the firm and the Fund violated the Investment Company Act of 1940. In May 2005, the court dismissed the amended Jaffe complaint on the ground that plaintiff failed to make a demand on the Fund’s board pursuant to Fed. R. Civ. P. 23.1. Plaintiff’s time to appeal has expired. On June 15, 2005, plaintiff made a demand of the Fund’s board requesting that it take action against AllianceBernstein for the reasons set forth in the amended Jaffe complaint. The board subsequently declined to take the requested action. The firm believes that the allegations in Jaffe are without merit and intends to vigorously defend against them should they be asserted again.

4. Illinois Class Action Complaint.  On October 1, 2003, a class action complaint was filed in Illinois state court against Alliance Capital Management L.P. (now known as AllianceBernstein L.P.) by an alleged shareholder in the Premier Growth Fund. In June 2004, plaintiffs amended the complaint, adding a new plaintiff and seeking to allege claims on behalf of a class of all investors holding an interest in any portfolio managed by the firm’s Large Cap Growth Team. The amended complaint alleges that the firm breached a contract consisting principally of firm marketing materials that allegedly required the Team to purchase only “1-rated” stocks for the Large Cap Growth portfolios. AllianceBernstein removed the amended complaint to federal court in Illinois, and plaintiffs moved to remand it to state court. On August 30, 2004, the federal court remanded the amended complaint to state court in Illinois. The firm’s appeal of the remand order was denied on September 2, 2005. AllianceBernstein and the other defendants in this action believe that the allegations are without merit and intend to vigorously defend against them.

4. Market Timing and Late Trading Litigation.  On October 2, 2003, a complaint (“Hindo”) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Since October 3, 2003, numerous additional lawsuits making factual allegations generally similar to those in Hindo have been filed in federal and state court, including a complaint by the West Virginia attorney general. Others may be filed. Certain of these lawsuits allege claims under the Securities Act and Exchange Act, as well as claims under the Investment Company Act, the Employee Retirement Income Security Act of 1974 and common law. All of these lawsuits seek an unspecified amount of compensatory damages. Consolidated amended complaints were filed

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in the actions, and AllianceBernstein has moved to dismiss them. AllianceBernstein and the other defendants in these actions intend to vigorously defend against them.

5. Enron Shareholder Litigation.  On April 8, 2002, in In re Enron Corporation Securities Litigation, a consolidated complaint (“Enron Complaint”) was filed in federal court in Houston against numerous defendants, including the firm. The principal allegations pertaining to the firm are that it violated Sections 11 and 15 of the Securities Act with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance Capital Management L.P. and who was a director of the General Partner of Alliance Capital Management L.P., signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that the firm was a controlling person of Frank Savage. Plaintiffs therefore assert that the firm is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissory measure of damages. On June 3, 2002, we moved to dismiss the Enron Complaint as the allegations therein pertain to it. On March 12, 2003, that motion was denied. The firm filed its answer to an amended consolidated complaint on June 13, 2003 and has filed an opposition to class certification. That motion is pending. The case is currently in discovery. AllianceBernstein believes that plaintiffs’ allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

* * *

At the present time, we are unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, we conduct a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, we record an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and we are able to indicate an estimate of the possible loss or range of loss, we disclose that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Past Litigation

1. Florida SBA Litigation.  In May 2002, The Florida State Board of Administration (“SBA”) filed a complaint against Alliance Capital Management L.P. in Florida state court claiming that it breached an investment management contract, was negligent and violated the Florida Securities and Investor Protection Act. It later filed an amended complaint alleging, among other things, that the firm breached its contract with the SBA by investing in or continuing to hold stocks for the SBA’s investment portfolio that were not “1-rated” by AllianceBernstein analysts — including but not limited to Enron stock — the highest rating that Alliance’s research analysts could assign. On January 27, 2004, the court denied the firm’s motion to dismiss the Amended Complaint’s fraud and breach of fiduciary duty claims. On April 18, 2005, the jury in the matter found in favor of the firm on all counts. The parties have agreed that there will be no appeal.

2. Proof-of-Claim Litigation.  On January 12, 2005, a purported class action complaint styled Charles Davidson and Bernard Samson, et al. v. Bruce W. Calvert, et al. was filed against the firm, various current and former directors of the firm, and other defendants in the United States District Court for the Southern District of New York by alleged shareholders of AllianceBernstein Funds. The complaint alleges that Alliance, as investment adviser to the AllianceBernstein Funds, and the other defendants breached their fiduciary duties under the Investment Company Act by failing to ensure that the AllianceBernstein Funds participated in certain securities class action settlements for which the Funds were eligible. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, and forfeiture of all commissions and fees paid to the defendants. Two additional lawsuits making factual allegations substantially similar to those in the Davidson Complaint were filed against the firm and other unaffiliated defendants. On April 11, 2005, the court signed an order dismissing the Davidson action with prejudice.

3. Premier Growth Fund Litigation (Benak).  On December 7, 2001, a complaint styled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund was filed in the federal court in New Jersey against Alliance Capital and the Large Cap Growth Fund (f/k/a Premier Growth Fund) alleging that defendants violated Section 36(b) of the Investment Company Act of 1940. Plaintiff’s principal allegations are that Alliance Capital breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of the firm served as a director of Enron Corp. when Premier Growth Fund purchased shares of Enron, and as a consequence thereof the investment advisory fees paid to the firm by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. On February 9, 2004, the Court granted with prejudice our motion

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to dismiss the Benak Consolidated Amended Complaint, holding that plaintiff’s allegations failed to state a claim under Section 36(b). Plaintiffs have not appealed.

4. Miller Litigation.  On April 25, 2001, an amended class action complaint styled Miller, et al. v. Mitchell Hutchins Asset Management, Inc., et al. (“Amended Complaint”) was filed in the federal court against the firm and other defendants alleging violations of the ICA and breaches of common law fiduciary duty. The principal allegations of the Amended Complaint were that the advisory and distribution fees for certain mutual funds managed by the firm were excessive in violation of the ICA and the common law. Plaintiffs subsequently amended their complaint to include as plaintiffs shareholders of seven mutual funds sponsored by the firm. On December 19, 2003, the parties entered into a settlement agreement resolving the matter, and it has been dismissed by the Court.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

The investigations by the SEC and NYAG are continuing. On February 10, 2004, we received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). Both Information Requests require us to produce documents concerning, among other things, any market timing or late trading in our sponsored mutual funds. We responded to the Information Requests and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. On January 25, 2006, we and other unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. We intend to vigorously defend against the allegations in the Summary Order.

2. Alliance Capital Asset Management (India) Pvt. Ltd.  On August 9, 2003, the Securities and Exchange Board of India (“SEBI”) ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian equity securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. (“ACAML”), a fund management company 75% owned by the firm. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and the firm, that there were failures to make required disclosures regarding the size of certain equity holdings and that Mr. Arora tried to influence the sale of Alliance Capital Management L.P.’s stake in ACAML. On March 31, 2004, SEBI issued a final order against Mr. Arora barring him from dealing directly or indirectly in the Indian securities markets for a period of five years commencing from August 9, 2003. On October 15, 2004, the Securities Appellate Tribunal allowed Mr. Arora’s appeal and set aside SEBI’s order.

On September 8, 2003, SEBI issued to Alliance Capital Management L.P. a show cause notice and finding of investigation (the “Notice”). The Notice required the firm to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance Capital Management L.P. (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance Capital Management L.P.’s local Indian mutual fund as required under certain SEBI regulations when the holdings of the said entities in the Relevant Scrips crossed 5% which could make the firm liable to pay penalties prescribed under Section 15A of the SEBI Act,

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1992, which requires that disclosure be made when the holdings of an investor (or a group of investors acting in concert) in an Indian security either exceeds five percent (5%) of the outstanding shares or changes by more than two percent (2%). On May 12, 2004, SEBI fined ACAML and its local Indian mutual fund approximately US $630,000 for not filing the required notices in a timely manner.

On August 18, 2004, the SEBI entered an order of adjudication against ACAML, its local Indian mutual fund and the firm for violations of Section 15G and 15HA of the SEBI Act. The order states that a portfolio manager of ACAML relied upon unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and the firm and that during various time periods he engaged in manipulative trading activity with respect to certain other securities. The firm and ACAML intend to file an appeal with respect to the order with the Securities Appellate Tribunal. SEBI imposed a penalty of R.S. 150,000,000 (approximately $3,200,000) jointly and severally on ACAML and the firm.

The allegations against the firm and ACAML contained in these orders of adjudication were largely based on the alleged actions of Mr. Arora, for which the firm and ACAML were allegedly responsible. These alleged actions were the subject of SEBI’s order against Mr. Arora, which has now been set aside. We believe that if the setting aside of SEBI’s order against Mr. Arora is not overturned on appeal, it should substantially strengthen the firm’s legal position in its appeal of the SEBI orders against the firm and ACAML.

3. On July 26, 2005, the National Association of Securities Dealers, Inc. (“NASD”) notified our broker dealer subsidiary Sanford C. Bernstein & Co., LLC (“SCB”) and an SCB research analyst that the NASD enforcement staff was recommending that enforcement actions be commenced against SCB and the analyst (this notification typically is called a “Wells Notice”). The analyst had written research reports that announced the suspension of SCB’s and the analyst’s coverage of certain securities, and the analyst subsequently sold personal holdings in the same securities. Prior to joining SCB, the analyst received the securities as compensation while employed by the issuers of those securities. The NASD claims that SCB and the analyst violated NASD rules that restrict personal trading by research analysts. On January 3, 2006, SCB and the analyst signed a Letter of Acceptance, Waiver and Consent (the “AWC”) resolving any claims involving SCB and the analyst, Charles B. (“Brad”) Hintz, and imposing a fine of $350,000 against SCB and of $200,000 against Mr. Hintz. The NASD has approved the AWC. The firm recorded an earnings charge of $350,000 in connection therewith.

4. On July 26, 2005, the New York Stock Exchange, Inc. (“NYSE”) gave a Wells Notice to each of approximately 20 member firms, including SCB, claiming that the firms violated NYSE rules by failing to properly identify certain short sale transactions as short sales in Electronic Blue Sheet submissions. For SCB, this issue was the result of a coding problem in an electronic reporting system. That problem was corrected in 2003. On September 26, 2005, SCB entered into a stipulation of facts and consent to penalty with the NYSE. On January 3, 2006, an NYSE hearing panel approved the stipulation and consent. The firm recorded a $150,000 earnings charge in connection with the settlement of this matter.

5. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the Investment Company Act of 1940 by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

Past Regulatory Matters

1. On March 31, 2004, the firm and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that Morgan Stanley violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC had indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds’ disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC and NASD issued subpoenas to the firm in connection with this matter. We cooperated fully with their inquiry. On June 8, 2005, the NASD announced that the firm’s mutual fund distributor had paid $4 million to settle the inquiry, without admitting or denying liability. Management believes that this settlement will resolve both investigations.

2. On April 17, 1997, the SEC accepted an Offer of Settlement from the firm and issued an Order Instituting Proceedings, Making Findings and Imposing Remedial Sanctions Pursuant to Section 203(e)(5) of the Investment Advisor Act of 1940 (the “Order”). In the Order, the SEC found that in the 1990-92 period Alliance Capital had not adequately supervised the personal securities trading of one of its former employees based on the firm’s failure to have sufficient supervisory procedures in place and failure to implement properly those procedures. In making its Offer of Settlement, the firm neither admitted nor denied the SEC’s findings set forth in the Order. As part of the settlement, the firm agreed to be censured, to pay a civil monetary penalty of $100,000 and to retain an independent consultant to conduct a review of the firm’s personal trading policies and procedures.

The SEC did not charge Alliance Capital with any intentional or willful conduct or complicity with the former employee’s trading. The firm has

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substantially improved its policies and procedures concerning personal trading by employees. These improvements include increased restrictions on personal trading and a requirement that all officers and advisory personnel obtain pre-clearance for personal trades from our Compliance Department. Our current policies and procedures concerning personal trading by employees are consistent with industry norms and with recommendations made by the Investment Company Institute.

3. The Securities and Exchange Commission (“SEC”) found that from approximately May 4, 1973 to April 30, 1975, Alliance Capital Management Corporation (“ACMC” predecessor of ACMLP and recently its general partner) violated Section 206 of the Advisers Act in that disclosure was not made to certain discretionary clients of ACMC who were paying brokerage commissions on over-the-counter transactions to Alcor Securities Corporation, a wholly-owned subsidiary of ACMC, which issued confirmations showing the charges on those transactions. By order dated September 13, 1979, the SEC simultaneously instituted administrative proceedings under the Investment Advisers Act of 1940, naming ACMC as respondent and accepted an offer of settlement in which ACMC, without admitting or denying the allegations against it, consented to the SEC’s Order Making Findings and Imposing Remedial Sanctions.

In addition to the foregoing regulatory investigation matters, please note that between September 2005 and November 2005, the SEC conducted a routine inspection of Alliance Capital, its affiliated registered investment advisers and the AllianceBernstein fund complex. On January 12, 2006, we received a comment letter from the SEC that noted no material deficiencies.

AllianceBernstein is involved in various other inquiries, administrative proceedings and litigation, some of which allege substantial damages. While any proceeding or litigation has the element of uncertainty, AllianceBernstein believes that the outcome of any one of the other lawsuits or claims that is pending or threatened, or all of them combined, will not have a material adverse effect on its ability to perform under its investment management agreements with clients.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005. If you would like additional information concerning any of these matters, or any other matters, please let us know.

Evergreen Investment Management Company LLC (“EIMC”)

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the SEC informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. EIMC has reimbursed two funds for amounts representing what EIMC calculated to be the client’s or portfolio manager’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s or portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of the EQ/Evergreen International Bond Portfolio, EQ/Evergreen Omega Portfolio or on EIMC’s ability to provide services to the Portfolio.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the EQ/Evergreen Omega Portfolio or the EQ/Evergreen International Bond Portfolio, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Portfolio shares, which could increase Portfolio transaction costs or operating expenses, or have other adverse consequences on the Portfolio.

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Janus Capital Management LLC (“Janus Capital”)

In the fall of 2003, the Securities and Exchange Commission (‘‘SEC’’), the Office of the New York State Attorney General (‘‘NYAG’’), the Colorado Attorney General (‘‘COAG’’), and the Colorado Division of Securities (‘‘CDS’’) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the ‘‘Court’’) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that Court that generally include: (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class; (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds; (iii) claims on behalf of participants in the Janus 401(k) plan; (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. (‘‘JCGI’’) on a derivative basis against the Board of Directors of JCGI; and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund (‘‘JIF’’), Janus Aspen Series (‘‘JAS’’), Janus Adviser Series (‘‘JAD’’), Janus Distributors LLC, Enhanced Investment Technologies, LLC (‘‘INTECH’’), Bay Isle Financial LLC (‘‘Bay Isle’’), Perkins, Wolf, McDonnell and Company, LLC (‘‘Perkins’’), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the 1940 Act. As a result, JCGI, Janus Capital, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI are the remaining defendants in one or more of the actions. The complaint in the 401(k) plan class action (action (iii) described above) was voluntarily dismissed, but was recently refiled using a new named plaintiff and asserting claims similar to the initial complaint.

The Attorney General’s Office for the State of West Virginia filed a separate market timing related civil action against Janus Capital and several other non-affiliated mutual fund companies, claiming violations under the West Virginia Consumer Credit and Protection Act. The civil action requests certain monetary penalties, among other relief. This action has been removed to federal court and transferred to the Multidistrict Litigation case in the U.S. District Court of Baltimore, Maryland described above. In addition, the Auditor of the State of West Virginia, in his capacity as securities commissioner, has issued an order indicating an intent to initiate administrative proceedings against most of the defendants in the market timing cases (including Janus Capital) and seeking disgorgement and other monetary relief based on similar market timing allegations.

In addition to the ‘‘market timing’’ actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds. The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages.

In 2001, Janus Capital’s predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings. The U.S. District Court dismissed the plaintiff’s antitrust claims in November 2003, however, the U.S. Court of Appeals recently vacated that decision and remanded it for further proceedings.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the EQ/Janus Large Cap Growth Portfolio.

MFS Investment Management (“MFS”)

On March 31, 2004, MFS settled an administrative proceeding with the SEC regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term “MFS funds” means the open-end registered management investment companies sponsored by MFS). The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. In addition, in February 2004, MFS reached agreement with the SEC, the NYAG and the Bureau of Securities Regulation of the State of New Hampshire to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund prospectuses regarding market timing and related matters.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on

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behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney’s fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits (except Reaves, which has not been separately briefed), and hearings have been held on those motions. On November 3, 2005, the district judge considering the motions to dismiss the Riggs and Hammerslough actions issued memoranda indicating that it intends to grant in part and deny in part defendants’ motions in these actions. The judge will issue a formal order after the parties submit proposed orders consistent with the court’s memoranda. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. It is not clear whether any amounts paid in connection with the above regulatory settlements will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

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4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC (“AXA Distributors”) serves as the other distributor for the Class IB shares of the Trust as well as for the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% of each Portfolio’s average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The Distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The Distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

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5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities (e.g. EQ/Alliance International Portfolio, EQ/International Growth Portfolio and EQ/Mercury International Value Portfolio), the securities of small- and mid-capitalization companies (e.g. EQ/Alliance Small Cap Growth Portfolio) or high-yield securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•	The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the

76	Buying and selling shares	EQ Advisors Trust

availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

EQ Advisors Trust	Buying and selling shares	77

6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•	A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•	Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•	Options – last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•	Investment Company Securities – shares of open-end mutual funds held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•	Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of fund shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

78	How portfolio shares are priced	EQ Advisors Trust

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation and intends to qualify or continue to qualify to be treated as a regulated investment company for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its income and gains to its shareholders by making distributions. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio does have federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance and annuity contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

EQ Advisors Trust	Dividends and other distributions and tax consequences	79

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any front-end sales charge or contingent deferred sales charge. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

80	Glossary of Terms	EQ Advisors Trust

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares for each of the Portfolios. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB for each of the Portfolios shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2005 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ Advisors Trust	Financial Highlights	81

Financial Highlights (cont’d)

EQ/Alliance Common Stock Portfolio

	Year Ended December 31,
Class IA	2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of year	$17.49	$15.47	$10.49	$15.70	$17.98

Income from investment operations:
Net investment income	0.18	0.21	0.12	0.12	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.61	2.01	5.09	(5.32)	(1.97)

Total from investment operations	0.79	2.22	5.21	(5.20)	(1.85)

Less distributions:
Dividends from net investment income	(0.19)	(0.20)	(0.23)	(0.01)	(0.11)
Distributions from realized gains	—	—	—	—	(0.32)

Total dividends and distributions	(0.19)	(0.20)	(0.23)	(0.01)	(0.43)

Net asset value, end of year	$18.09	$17.49	$15.47	$10.49	$15.70

Total return	4.52%	14.40%	49.89%	(33.15)%	(10.50)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,297,020	$7,847,618	$7,472,301	$5,382,662	$9,577,763
Ratio of expenses to average net assets:
After fees paid indirectly	0.50%	0.43%	0.52%	0.49%	N/A
Before fees paid indirectly	0.52%	0.52%	0.54%	0.54%	0.53%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.05%	1.23%	0.93%	0.82%	N/A
Before fees paid indirectly	1.03%	1.14%	0.91%	0.77%	0.67%
Portfolio turnover rate	38%	47%	92%	136%	40%

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of year	$17.39	$15.38	$10.40	$15.61	$17.88

Income from investment operations:
Net investment income	0.14	0.15	0.08	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.60	2.02	5.06	(5.28)	(1.95)

Total from investment operations	0.74	2.17	5.14	(5.20)	(1.88)

Less distributions:
Dividends from net investment income	(0.14)	(0.16)	(0.16)	(0.01)	(0.07)
Distributions from realized gains	—	—	—	—	(0.32)

Total dividends and distributions	(0.14)	(0.16)	(0.16)	(0.01)	(0.39)

Net asset value, end of year	$17.99	$17.39	$15.38	$10.40	$15.61

Total return	4.27%	14.12%	49.58%	(33.34)%	(10.73)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,351,936	$2,320,683	$1,884,006	$1,124,684	$1,831,258
Ratio of expenses to average net assets:
After fees paid indirectly	0.75%	0.68%	0.77%	0.74%	N/A
Before fees paid indirectly	0.77%	0.77%	0.79%	0.79%	0.78%
Ratio of net investment income to average net assets:
After fees paid indirectly	0.80%	0.98%	0.68%	0.57%	N/A
Before fees paid indirectly	0.78%	0.89%	0.66%	0.52%	0.43%
Portfolio turnover rate	38%	47%	92%	136%	40%

82	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Alliance Growth and Income Portfolio

	Year Ended December 31,
Class IA	2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of year	$18.42	$16.62	$12.87	$16.56	$17.70

Income from investment operations:
Net investment income	0.24	0.30	0.22	0.22	0.19
Net realized and unrealized gain (loss) on investments	0.83	1.80	3.73	(3.70)	(0.44)

Total from investment operations	1.07	2.10	3.95	(3.48)	(0.25)

Less distributions:
Dividends from net investment income	(0.24)	(0.30)	(0.20)	(0.21)	(0.17)
Distributions from realized gains	(0.58)	—	—	—	(0.72)

Total dividends and distributions	(0.82)	(0.30)	(0.20)	(0.21)	(0.89)

Net asset value, end of year	$18.67	$18.42	$16.62	$12.87	$16.56

Total return	5.80%	12.67%	30.72%	(21.03)%	(1.30)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,449,066	$1,473,864	$1,382,192	$1,126,754	$1,568,312
Ratio of expenses to average net assets:
After fees paid indirectly	0.58%	0.55%	0.60%	0.60%	N/A
Before fees paid indirectly	0.61%	0.61%	0.63%	0.64%	0.63%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.27%	1.69%	1.48%	1.38%	N/A
Before fees paid indirectly	1.24%	1.63%	1.45%	1.34%	1.08%
Portfolio turnover rate	50%	41%	49%	75%	81%

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of year	$18.32	$16.52	$12.79	$16.47	$17.61

Income from investment operations:
Net investment income	0.19	0.24	0.15	0.16	0.13
Net realized and unrealized gain (loss) on investments	0.82	1.81	3.74	(3.66)	(0.42)

Total from investment operations	1.01	2.05	3.89	(3.50)	(0.29)

Less distributions:
Dividends from net investment income	(0.19)	(0.25)	(0.16)	(0.18)	(0.13)
Distributions from realized gains	(0.58)	—	—	—	(0.72)

Total dividends and distributions	(0.77)	(0.25)	(0.16)	(0.18)	(0.85)

Net asset value, end of year	$18.56	$18.32	$16.52	$12.79	$16.47

Total return	5.50%	12.45%	30.42%	(21.28)%	(1.52)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,499,927	$1,409,379	$1,124,808	$653,809	$673,499
Ratio of expenses to average net assets:
After fees paid indirectly	0.83%	0.80%	0.85%	0.85%	N/A
Before fees paid indirectly	0.86%	0.86%	0.88%	0.89%	0.88%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.02%	1.44%	1.23%	1.13%	N/A
Before fees paid indirectly	0.99%	1.38%	1.20%	1.09%	0.83%
Portfolio turnover rate	50%	41%	49%	75%	81%

EQ Advisors Trust	Financial Highlights	83

Financial Highlights (cont’d)

EQ/Alliance Intermediate Government Securities Portfolio

	Year Ended December 31,
Class IA	2005(e)	2004	2003(e)	2002	2001(e)
Net asset value, beginning of year	$10.00	$10.11	$10.30	$9.88	$9.46

Income from investment operations:
Net investment income	0.34	0.32	0.26	0.27	0.37
Net realized and unrealized gain (loss) on investments	(0.19)	(0.09)	(0.02)	0.60	0.41

Total from investment operations	0.15	0.23	0.24	0.87	0.78

Less distributions:
Dividends from net investment income	(0.38)	(0.33)	(0.33)	(0.24)	(0.36)
Distributions from realized gains	—	(0.01)	(0.10)	(0.21)	—

Total dividends and distributions	(0.38)	(0.34)	(0.43)	(0.45)	(0.36)

Net asset value, end of year	$9.77	$10.00	$10.11	$10.30	$9.88

Total return	1.51%	2.13%	2.45%	8.81%	8.23%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$248,266	$296,399	$344,547	$391,662	$241,071
Ratio of expenses to average net assets	0.56%	0.56%	0.57%	0.59%	0.62%
Ratio of net investment income to average net assets	3.42%	2.95%	2.51%	3.20%	4.84%
Portfolio turnover rate	251%	274%	477%	622%	463%

	Year Ended December 31,
Class IB	2005(e)	2004	2003(e)	2002	2001(e)
Net asset value, beginning of year	$9.94	$10.05	$10.24	$9.83	$9.43

Income from investment operations:
Net investment income	0.32	0.28	0.23	0.21	0.35
Net realized and unrealized gain (loss) on investments	(0.20)	(0.08)	(0.02)	0.64	0.39

Total from investment operations	0.12	0.20	0.21	0.85	0.74

Less distributions:
Dividends from net investment income	(0.35)	(0.30)	(0.30)	(0.23)	(0.34)
Distributions from realized gains	—	(0.01)	(0.10)	(0.21)	—

Total dividends and distributions	(0.35)	(0.31)	(0.40)	(0.44)	(0.34)

Net asset value, end of year	$9.71	$9.94	$10.05	$10.24	$9.83

Total return	1.24%	1.97%	2.10%	8.58%	7.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$542,787	$595,497	$630,578	$545,598	$204,870
Ratio of expenses to average net assets	0.81%	0.81%	0.82%	0.84%	0.87%
Ratio of net investment income to average net assets	3.17%	2.70%	2.26%	2.95%	4.59%
Portfolio turnover rate	251%	274%	477%	622%	463%

84	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Alliance International Portfolio(g)(m)

	Year Ended December 31,
Class IA	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$11.17	$9.62	$7.24	$8.03	$10.62

Income (loss) from investment operations:
Net investment income	0.18	0.13	0.11	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.56	1.64	2.43	(0.80)	(2.42)

Total from investment operations	1.74	1.77	2.54	(0.79)	(2.40)

Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.16)	—	—
Distributions from realized gains	—	—	—	—	(0.19)

Total dividends and distributions	(0.21)	(0.22)	(0.16)	—	(0.19)

Net asset value, end of year	$12.70	$11.17	$9.62	$7.24	$8.03

Total return	15.61%	18.51%	35.28%	(9.84)%	(22.88)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,330,210	$1,212,207	$1,091,319	$876,907	$167,610
Ratio of expenses to average net assets:
After waivers	0.85%	0.85%	0.85%	1.02%	N/A
After waivers and fees paid indirectly	0.84%	0.83%	0.85%	1.00%	N/A
Before waivers and fees paid indirectly	0.85%	0.85%	0.87%	1.04%	1.10%
Ratio of net investment income to average net assets:
After waivers	1.60%	1.28%	1.29%	0.60%	N/A
After waivers and fees paid indirectly	1.61%	1.30%	1.29%	0.62%	N/A
Before waivers and fees paid indirectly	1.60%	1.28%	1.27%	0.58%	0.17%
Portfolio turnover rate	67%	60%	59%	47%	77%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$— #	N/A	N/A

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$11.02	$9.50	$7.13	$7.94	$10.55

Income (loss) from investment operations:
Net investment income	0.15	0.10	0.07	0.01	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.53	1.61	2.44	(0.82)	(2.42)

Total from investment operations	1.68	1.71	2.51	(0.81)	(2.42)

Less distributions:
Dividends from net investment income	(0.17)	(0.19)	(0.14)	—	—
Distributions from realized gains	—	—	—	—	(0.19)

Total dividends and distributions	(0.17)	(0.19)	(0.14)	—	(0.19)

Net asset value, end of year	$12.53	$11.02	$9.50	$7.13	$7.94

Total return	15.33%	18.10%	35.27%	(10.20)%	(23.23)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$930,307	$667,930	$488,571	$205,496	$36,054
Ratio of expenses to average net assets:
After waivers	1.10%	1.10%	1.10%	1.27%	N/A
After waivers and fees paid indirectly	1.09%	1.08%	1.10%	1.25%	N/A
Before waivers and fees paid indirectly	1.10%	1.10%	1.12%	1.29%	1.35%
Ratio of net investment income to average net assets:
After waivers	1.35%	1.03%	1.04%	0.35%	N/A
After waivers and fees paid indirectly	1.36%	1.05%	1.04%	0.37%	N/A
Before waivers and fees paid indirectly	1.35%	1.03%	1.02%	0.33%	(0.08)%
Portfolio turnover rate	67%	60%	59%	47%	77%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$— #	N/A	N/A

EQ Advisors Trust	Financial Highlights	85

Financial Highlights (cont’d)

EQ/Alliance Large Cap Growth Portfolio

	Year Ended December 31,
Class IA	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$6.81	$6.27	$5.07	$7.35	$9.65

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.01)	— #	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	1.06	0.55	1.20	(2.26)	(2.29)

Total from investment operations	1.04	0.54	1.20	(2.28)	(2.30)

Less distributions:
Distributions from realized gains	—	—	—	—	— #

Net asset value, end of year	$7.85	$6.81	$6.27	$5.07	$7.35

Total return	15.27%	8.61%	23.67%	(31.02)%	(23.83)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$294,078	$405,919	$355,205	$21,361	$39,076
Ratio of expenses to average net assets:
After waivers	0.80%	0.85%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly	0.77%	0.79%	0.89%	0.89%	N/A
Before waivers and fees paid indirectly	0.95%	0.95%	0.95%	0.99%	0.96%
Ratio of net investment loss to average net assets:
After waivers	(0.25)%	(0.15)%	(0.10)%	(0.24)%	(0.15)%
After waivers and fees paid indirectly	(0.22)%	(0.09)%	(0.09)%	(0.23)%	N/A
Before waivers and fees paid indirectly	(0.40)%	(0.25)%	(0.15)%	(0.33)%	(0.21)%
Portfolio turnover rate	55%	77%	77%	99%	140%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$0.01	$0.01	$— #	$0.01	$— #

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$6.72	$6.20	$5.03	$7.31	$9.62

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.02)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	1.03	0.54	1.19	(2.25)	(2.28)

Total from investment operations	1.00	0.52	1.17	(2.28)	(2.31)

Less distributions:
Distributions from realized gains	—	—	—	—	— #

Net asset value, end of year	$7.72	$6.72	$6.20	$5.03	$7.31

Total return	14.88%	8.39%	23.26%	(31.19)%	(24.01)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$801,981	$727,261	$725,650	$580,975	$924,331
Ratio of expenses to average net assets:
After waivers	1.05%	1.10%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly	1.02%	1.04%	1.14%	1.14%	N/A
Before waivers and fees paid indirectly	1.20%	1.20%	1.20%	1.24%	1.21%
Ratio of net investment loss to average net assets:
After waivers	(0.50)%	(0.40)%	(0.35)%	(0.49)%	(0.40)%
After waivers and fees paid indirectly	(0.47)%	(0.34)%	(0.34)%	(0.48)%	N/A
Before waivers and fees paid indirectly	(0.65)%	(0.50)%	(0.40)%	(0.58)%	(0.46)%
Portfolio turnover rate	55%	77%	77%	99%	140%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$0.01	$0.01	$— #	$0.01	$— #

86	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Alliance Quality Bond Portfolio

	Year Ended December 31,
Class IA	2005(e)	2004	2003(e)	2002(e)	2001(e)
Net asset value, beginning of year	$10.20	$10.25	$10.17	$9.81	$9.55

Income (loss) from investment operations:
Net investment income	0.36	0.26	0.24	0.32	0.57
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)	0.15	0.12	0.45	0.22

Total from investment operations	0.24	0.41	0.36	0.77	0.79

Less distributions:
Dividends from net investment income	(0.39)	(0.27)	(0.15)	(0.28)	(0.53)
Distributions from realized gains	(0.03)	(0.19)	(0.13)	(0.13)	—

Total dividends and distributions	(0.42)	(0.46)	(0.28)	(0.41)	(0.53)

Net asset value, end of year	$10.02	$10.20	$10.25	$10.17	$9.81

Total return	2.33%	3.95%	3.83%	7.91%	8.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,543,231	$1,627,106	$1,459,282	$341,209	$309,097
Ratio of expenses to average net assets	0.55%	0.56%	0.58%	0.62%	0.60%
Ratio of net investment income to average net assets	3.51%	2.55%	2.35%	3.16%	5.31%
Portfolio turnover rate	531%	659%	697%	755%	301%

	Year Ended December 31,
Class IB	2005(e)	2004	2003(e)	2002(e)	2001(e)
Net asset value, beginning of year	$10.15	$10.19	$10.12	$9.77	$9.52

Income (loss) from investment operations:
Net investment income	0.33	0.23	0.22	0.29	0.51
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.13)	0.16	0.11	0.46	0.25

Total from investment operations	0.20	0.39	0.33	0.75	0.76

Less distributions:
Dividends from net investment income	(0.36)	(0.24)	(0.13)	(0.27)	(0.51)
Distributions from realized gains	(0.03)	(0.19)	(0.13)	(0.13)	—

Total dividends and distributions	(0.39)	(0.43)	(0.26)	(0.40)	(0.51)

Net asset value, end of year	$9.96	$10.15	$10.19	$10.12	$9.77

Total return	1.95%	3.79%	3.56%	7.68%	8.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$465,584	$424,156	$367,273	$189,680	$46,843
Ratio of expenses to average net assets	0.80%	0.81%	0.83%	0.87%	0.85%
Ratio of net investment income to average net assets	3.26%	2.30%	2.10%	2.91%	4.97%
Portfolio turnover rate	531%	659%	697%	755%	301%

EQ Advisors Trust	Financial Highlights	87

Financial Highlights (cont’d)

EQ/Alliance Small Cap Growth Portfolio(j)

	Year Ended December 31,
Class IA	2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of year	$14.57	$12.75	$9.02	$12.90	$15.06

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.06)	(0.02)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	1.77	1.88	3.75	(3.82)	(1.89)

Total from investment operations	1.71	1.82	3.73	(3.88)	(1.95)

Less distributions:
Distributions from realized gains	—	—	—	—	(0.21)

Net asset value, end of year	$16.28	$14.57	$12.75	$9.02	$12.90

Total return	11.74%	14.27%	41.35%	(30.08)%	(13.03)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$507,858	$493,124	$451,408	$317,679	$461,312
Ratio of expenses to average net assets:
After fees paid indirectly	0.76%	0.73%	0.78%	0.81%	N/A
Before fees paid indirectly	0.80%	0.81%	0.82%	0.83%	0.81%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.39)%	(0.48)%	(0.21)%	(0.55)%	N/A
Before fees paid indirectly	(0.43)%	(0.56)%	(0.25)%	(0.57)%	(0.49)%
Portfolio turnover rate	103%	81%	114%	110%	110%

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of year	$14.29	$12.54	$8.90	$12.75	$14.92

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.09)	(0.04)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	1.73	1.84	3.68	(3.77)	(1.88)

Total from investment operations	1.64	1.75	3.64	(3.85)	(1.96)

Less distributions:
Distributions from realized gains	—	—	—	—	(0.21)

Net asset value, end of year	$15.93	$14.29	$12.54	$8.90	$12.75

Total return	11.55%	13.96%	40.90%	(30.20)%	(13.28)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$692,269	$639,666	$552,216	$308,406	$387,833
Ratio of expenses to average net assets:
After fees paid indirectly	1.01%	0.98%	1.03%	1.06%	N/A
Before fees paid indirectly	1.05%	1.06%	1.07%	1.08%	1.06%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.64)%	(0.73)%	(0.46)%	(0.80)%	N/A
Before fees paid indirectly	(0.68)%	(0.81)%	(0.50)%	(0.82)%	(0.74)%
Portfolio turnover rate	103%	81%	114%	110%	110%

88	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Bernstein Diversified Value Portfolio(f)

	Year Ended December 31,				May 18, 2001* to December 31, 2001
Class IA	2005(e)	2004	2003	2002
Net asset value, beginning of period	$14.21	$12.77	$10.03	$11.77	$12.26

Income from investment operations:
Net investment income	0.26	0.20	0.18	0.18	0.11
Net realized and unrealized gain (loss) on investments	0.55	1.55	2.73	(1.76)	(0.26)

Total from investment operations	0.81	1.75	2.91	(1.58)	(0.15)

Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.17)	(0.16)	(0.13)
Distributions from realized gains	(0.30)	(0.09)	—	—	(0.21)

Total dividends and distributions	(0.51)	(0.31)	(0.17)	(0.16)	(0.34)

Net asset value, end of period	$14.51	$14.21	$12.77	$10.03	$11.77

Total return (b)	5.68%	13.74%	29.07%	(13.42)%	(1.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,329,984	$49,292	$32,274	$21,214	$18,000
Ratio of expenses to average net assets:
After waivers (a)	0.66%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.59%	0.70%	0.70%	0.69%	N/A
Before waivers and fees paid indirectly (a)	0.66%	0.70%	0.70%	0.73%	0.73%
Ratio of net investment income to average net assets:
After waivers (a)	1.74%	1.74%	1.82%	1.77%	1.69%
After waivers and fees paid indirectly (a)	1.81%	1.74%	1.82%	1.78%	N/A
Before waivers and fees paid indirectly (a)	1.74%	1.74%	1.82%	1.75%	1.66%
Portfolio turnover rate	16%	28%	21%	13%	90%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$— #	$— #

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$14.20	$12.76	$10.03	$11.77	$11.73

Income from investment operations:
Net investment income	0.22	0.18	0.15	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.55	1.53	2.73	(1.74)	0.25

Total from investment operations	0.77	1.71	2.88	(1.60)	0.36

Less distributions:
Dividends from net investment income	(0.17)	(0.18)	(0.15)	(0.14)	(0.11)
Distributions from realized gains	(0.30)	(0.09)	—	—	(0.21)

Total dividends and distributions	(0.47)	(0.27)	(0.15)	(0.14)	(0.32)

Net asset value, end of year	$14.50	$14.20	$12.76	$10.03	$11.77

Total return	5.42%	13.46%	28.73%	(13.61)%	3.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,219,168	$2,006,001	$1,508,256	$800,212	$608,741
Ratio of expenses to average net assets:
After waivers	0.91%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.84%	0.95%	0.95%	0.94%	N/A
Before waivers and fees paid indirectly	0.91%	0.95%	0.95%	0.98%	0.98%
Ratio of net investment income to average net assets:
After waivers	1.49%	1.49%	1.57%	1.52%	1.40%
After waivers and fees paid indirectly	1.56%	1.49%	1.57%	1.53%	N/A
Before waivers and fees paid indirectly	1.49%	1.49%	1.57%	1.50%	1.37%
Portfolio turnover rate	16%	28%	21%	13%	90%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$— #	$— #	$— #

EQ Advisors Trust	Financial Highlights	89

Financial Highlights (cont’d)

EQ/Capital Guardian Research Portfolio(h)(p)

	Year Ended December 31,			March 25, 2002* to December 31, 2002
Class IA	2005(e)	2004(e)	2003
Net asset value, beginning of period	$11.86	$10.75	$8.22	$10.84

Income (loss) from investment operations:
Net investment income	0.09	0.10	0.05	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.65	1.11	2.54	(2.71)

Total from investment operations	0.74	1.21	2.59	(2.60)

Less distributions:
Dividends from net investment income	(0.10)	(0.10)	(0.06)	(0.02)

Net asset value, end of period	$12.50	$11.86	$10.75	$8.22

Total return (b)	6.32%	11.28%	31.55%	(23.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,981	$523	$210	$82
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.65%	0.68%	0.18%
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.72%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	0.72%	0.82%	0.63%	0.75%
After waivers and fees paid indirectly (a)	0.73%	0.87%	0.65%	1.27%
Before waivers and fees paid indirectly (a)	0.72%	0.82%	0.61%	0.64%
Portfolio turnover rate	30%	20%	24%	222%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$0.01

	Year Ended December 31,
Class IB	2005(e)	2004(e)	2003	2002	2001
Net asset value, beginning of year	$11.86	$10.76	$8.22	$10.93	$11.18

Income (loss) from investment operations:
Net investment income	0.06	0.07	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.66	1.10	2.55	(2.73)	(0.25)

Total from investment operations	0.72	1.17	2.58	(2.69)	(0.23)

Less distributions:
Dividends from net investment income	(0.07)	(0.07)	(0.04)	(0.02)	(0.02)

Net asset value, end of year	$12.51	$11.86	$10.76	$8.22	$10.93

Total return	6.05%	10.89%	31.41%	(24.62)%	(2.04)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,025,615	$1,028,221	$877,404	$563,396	$111,944
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%	0.90%	0.93%	0.43%	N/A
Before waivers and fees paid indirectly	0.95%	0.95%	0.97%	1.06%	1.05%
Ratio of net investment income to average net assets:
After waivers	0.47%	0.57%	0.38%	0.50%	0.26%
After waivers and fees paid indirectly	0.48%	0.62%	0.40%	1.02%	N/A
Before waivers and fees paid indirectly	0.47%	0.57%	0.36%	0.39%	0.16%
Portfolio turnover rate	30%	20%	24%	222%	30%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	$0.01

90	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian U.S. Equity Portfolio(k)

	Year Ended December 31,			March 25, 2002* to December 31, 2002
Class IA	2005(e)	2004	2003
Net asset value, beginning of period	$11.50	$10.57	$7.77	$10.12

Income (loss) from investment operations:
Net investment income	0.08	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63	0.95	2.82	(2.35)

Total from investment operations	0.71	1.01	2.85	(2.30)

Less distributions:
Dividends from net investment income	(0.09)	(0.08)	(0.05)	(0.05)
Distributions from realized gains	(0.59)	—	—	—

Total dividends and distributions	(0.68)	(0.08)	(0.05)	(0.05)

Net asset value, end of period	$11.53	$11.50	$10.57	$7.77

Total return (b)	6.24%	9.58%	36.72%	(22.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,222	$4,152	$1,359	$93
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.68%	0.68%	0.66%
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.72%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.70%	0.74%	0.60%	0.68%
After waivers and fees paid indirectly (a)	0.71%	0.76%	0.62%	0.72%
Before waivers and fees paid indirectly (a)	0.70%	0.74%	0.58%	0.61%
Portfolio turnover rate	31%	19%	15%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$— #	$— #

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$11.50	$10.57	$7.77	$10.22	$10.46

Income (loss) from investment operations:
Net investment income	0.05	0.05	0.02	0.03	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63	0.93	2.81	(2.45)	(0.24)

Total from investment operations	0.68	0.98	2.83	(2.42)	(0.21)

Less distributions:
Dividends from net investment income	(0.06)	(0.05)	(0.03)	(0.03)	(0.03)
Distributions from realized gains	(0.59)	—	—	—	— #

Total dividends and distributions	(0.65)	(0.05)	(0.03)	(0.03)	(0.03)

Net asset value, end of year	$11.53	$11.50	$10.57	$7.77	$10.22

Total return	5.97%	9.30%	36.38%	(23.68)%	(2.01)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,137,003	$1,040,979	$752,983	$273,334	$198,364
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%	0.93%	0.93%	0.91%	N/A
Before waivers and fees paid indirectly	0.95%	0.95%	0.97%	1.02%	1.01%
Ratio of net investment income to average net assets:
After waivers	0.45%	0.49%	0.35%	0.43%	0.32%
After waivers and fees paid indirectly	0.46%	0.51%	0.37%	0.47%	N/A
Before waivers and fees paid indirectly	0.45%	0.49%	0.33%	0.36%	0.26%
Portfolio turnover rate	31%	19%	15%	30%	36%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$— #	$— #	$— #	$— #

EQ Advisors Trust	Financial Highlights	91

Financial Highlights (cont’d)

EQ/Equity 500 Index Portfolio

	Year Ended December 31,
Class IA	2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of year	$23.24	$21.38	$16.92	$22.05	$25.34

Income from investment operations:
Net investment income	0.37	0.39	0.28	0.26	0.26
Net realized and unrealized gain (loss) on investments	0.72	1.85	4.47	(5.15)	(3.28)

Total from investment operations	1.09	2.24	4.75	(4.89)	(3.02)

Less distributions:
Dividends from net investment income	(0.38)	(0.38)	(0.29)	(0.22)	(0.25)
Distributions from realized gains	(0.43)	—	—	(0.02)	(0.02)

Total dividends and distributions	(0.81)	(0.38)	(0.29)	(0.24)	(0.27)

Net asset value, end of year	$23.52	$23.24	$21.38	$16.92	$22.05

Total return	4.68%	10.50%	28.14%	(22.19)%	(11.95)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,560,845	$1,633,378	$1,560,563	$1,256,522	$1,775,556
Ratio of expenses to average net assets	0.30%	0.30%	0.31%	0.32%	0.31%
Ratio of net investment income to average net assets	1.57%	1.75%	1.48%	1.30%	1.08%
Portfolio turnover rate	7%	1%	— ‡%	8%	3%

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of year	$23.13	$21.28	$16.84	$21.95	$25.22

Income from investment operations:
Net investment income	0.31	0.31	0.19	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.72	1.86	4.49	(5.09)	(3.26)

Total from investment operations	1.03	2.17	4.68	(4.91)	(3.06)

Less distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.24)	(0.18)	(0.19)
Distributions from realized gains	(0.43)	—	—	(0.02)	(0.02)

Total dividends and distributions	(0.75)	(0.32)	(0.24)	(0.20)	(0.21)

Net asset value, end of year	$23.41	$23.13	$21.28	$16.84	$21.95

Total return	4.42%	10.21%	27.83%	(22.39)%	(12.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,018,231	$1,951,348	$1,589,054	$860,185	$925,533
Ratio of expenses to average net assets	0.55%	0.55%	0.56%	0.57%	0.56%
Ratio of net investment income to average net assets	1.32%	1.50%	1.23%	1.05%	0.83%
Portfolio turnover rate	7%	1%	— ‡%	8%	3%

92	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Evergreen International Bond Portfolio

Class IA	October 3, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.05
Net realized and unrealized loss on investments and foreign currency transactions	(0.28)

Total from investment operations	(0.23)

Net asset value, end of period	$9.77

Total return (b)	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%
Before waivers and reimbursements (a)	6.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.11%
Before waivers and reimbursements (a)	(3.97)%
Portfolio turnover rate	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.15

Class IB	October 3, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.04
Net realized and unrealized loss on investments and foreign currency transactions	(0.27)

Total from investment operations	(0.23)

Net asset value, end of period	$9.77

Total return (b)	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%
Before waivers and reimbursements (a)	7.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.86%
Before waivers and reimbursements (a)	(4.22)%
Portfolio turnover rate	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.15

EQ Advisors Trust	Financial Highlights	93

Financial Highlights (cont’d)

EQ/Evergreen Omega Portfolio

	December 31,			October 2, 2002* to December 31, 2002
Class IA	2005(e)	2004	2003
Net asset value, beginning of period	$8.98	$8.41	$6.08	$5.98

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.05	— #	0.01
Net realized and unrealized gain on investments	0.36	0.57	2.33	0.09

Total from investment operations	0.37	0.62	2.33	0.10

Less distributions:
Dividends from net investment income	— #	(0.05)	—	—
Distributions from realized gains	(0.27)	—	—	—

Total dividends and distributions	(0.27)	(0.05)	—	—

Net asset value, end of period	$9.08	$8.98	$8.41	$6.08

Total return (b)	4.22%	7.35%	38.55%	1.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$186	$89	$75	$50
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.50%	0.32%	0.59%	0.51%
Before waivers and fees paid indirectly (a)	0.75%	0.76%	0.90%	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.03)%	0.27%	(0.19)%	(0.04)%
After waivers and fees paid indirectly (a)	0.17%	0.65%	(0.08)%	0.15%
Before waivers and fees paid indirectly (a)	(0.08)%	0.21%	(0.39)%	(0.64)%
Portfolio turnover rate	131%	160%	161%	177%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$0.01	$0.01

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$8.95	$8.39	$6.07	$7.99	$9.63

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.03	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments	0.36	0.55	2.33	(1.92)	(1.62)

Total from investment operations	0.35	0.58	2.32	(1.92)	(1.64)

Less distributions:
Dividends from net investment income	— #	(0.02)	—	—	— #
Distributions from realized gains	(0.27)	—	—	—	—

Total dividends and distributions	(0.27)	(0.02)	—	—	— #

Net asset value, end of year	$9.03	$8.95	$8.39	$6.07	$7.99

Total return	4.01%	6.97%	38.22%	(24.03)%	(17.02)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$194,341	$193,160	$109,660	$25,146	$13,506
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.75%	0.57%	0.84%	0.76%	N/A
Before waivers and fees paid indirectly	1.00%	1.01%	1.15%	1.54%	1.89%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.28)%	0.02%	(0.44)%	(0.29)%	(0.29)%
After waivers and fees paid indirectly	(0.08)%	0.40%	(0.33)%	(0.10)%	N/A
Before waivers and fees paid indirectly	(0.33)%	(0.04)%	(0.64)%	(0.89)%	(1.23)%
Portfolio turnover rate	131%	160%	161%	177%	227%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01	$0.03	$0.06

94	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/FI Mid Cap Portfolio

	December 31,			March 25, 2002* to December 31, 2002
Class IA	2005(e)	2004	2003
Net asset value, beginning of period	$11.13	$10.20	$7.08	$8.57

Income (loss) from investment operations:
Net investment income	0.02	0.05	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.69	1.59	3.11	(1.50)

Total from investment operations	0.71	1.64	3.12	(1.49)

Less distributions:
Dividends from net investment income	—	(0.07)	—	— #
Distributions from realized gains	(1.49)	(0.64)	—	—

Total dividends and distributions	(1.49)	(0.71)	—	— #

Net asset value, end of period	$10.35	$11.13	$10.20	$7.08

Total return (b)	6.63%	16.32%	44.07%	(17.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,551	$7,931	$2,835	$106
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.70%	0.71%	0.63%	0.66%
Before waivers and fees paid indirectly (a)	0.75%	0.76%	0.78%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.15%	0.62%	0.04%	0.02%
After waivers and fees paid indirectly (a)	0.20%	0.66%	0.16%	0.11%
Before waivers and fees paid indirectly (a)	0.15%	0.61%	0.01%	(0.06)%
Portfolio turnover rate	149%	123%	159%	214%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$— #	$— #	$— #

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$11.08	$10.15	$7.07	$8.67	$10.02

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.04	(0.01)	— #	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	1.57	3.09	(1.60)	(1.35)

Total from investment operations	0.67	1.61	3.08	(1.60)	(1.34)

Less distributions:
Dividends from net investment income	—	(0.04)	—	— #	(0.01)
Distributions from realized gains	(1.49)	(0.64)	—	—	—

Total dividends and distributions	(1.49)	(0.68)	—	— #	(0.01)

Net asset value, end of year	$10.26	$11.08	$10.15	$7.07	$8.67

Total return	6.39%	16.01%	43.56%	(18.44)%	(13.42)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,340,515	$1,161,685	$792,096	$279,947	$177,447
Ratio of expenses to average net assets:
After waivers	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly	0.95%	0.96%	0.88%	0.91%	N/A
Before waivers and fees paid indirectly	1.00%	1.01%	1.03%	1.08%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.10)%	0.37%	(0.21)%	(0.23)%	0.26%
After waivers and fees paid indirectly	(0.05)%	0.41%	(0.09)%	(0.14)%	N/A
Before waivers and fees paid indirectly	(0.10)%	0.36%	(0.24)%	(0.31)%	0.04%
Portfolio turnover rate	149%	123%	159%	214%	231%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$—	$— #	$— #	$— #	$0.01

EQ Advisors Trust	Financial Highlights	95

Financial Highlights (cont’d)

EQ/FI Mid Cap Value Portfolio

	Year Ended December 31,
Class IA	2005(e)		2004(e)	2003	2002	2001
Net asset value, beginning of year	$14.05		$13.09	$9.85	$11.61	$11.21

Income (loss) from investment operations:
Net investment income	0.09		0.03	0.09	0.11	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.51		2.20	3.22	(1.79)	0.36

Total from investment operations	1.60		2.23	3.31	(1.68)	0.48

Less distributions:
Dividends from net investment income	(0.10)		—	(0.07)	(0.08)	(0.08)
Distributions from realized gains	(1.54)		(1.27)	—	—	—

Total dividends and distributions	(1.64)		(1.27)	(0.07)	(0.08)	(0.08)

Net asset value, end of year	$14.01		$14.05	$13.09	$9.85	$11.61

Total return	11.62%		18.14%	33.58%	(14.49)%	4.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,535		$8,178	$26,522	$18,779	$18,087
Ratio of expenses to average net assets:
After waivers	0.79%		0.82%	0.85%	0.85%	0.85%
After waivers and fees paid indirectly	0.77%		0.80%	0.79%	0.83%	N/A
Before waivers and fees paid indirectly	0.79%		0.82%	0.85%	0.85%	0.86%
Ratio of net investment income to average net assets:
After waivers	0.60%		0.21%	0.75%	1.00%	1.28%
After waivers and fees paid indirectly	0.62%		0.23%	0.81%	1.02%	N/A
Before waivers and fees paid indirectly	0.60%		0.21%	0.75%	1.00%	1.27%
Portfolio turnover rate	55	%(d)	74%	160%	98%	106%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$—	$—	$—	$— #

	Year Ended December 31,
Class IB	2005(e)		2004(e)	2003	2002	2001
Net asset value, beginning of year	$14.00		$13.08	$9.84	$11.61	$11.22

Income (loss) from investment operations:
Net investment income	0.05		— #	0.06	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.50		2.19	3.22	(1.78)	0.39

Total from investment operations	1.55		2.19	3.28	(1.71)	0.45

Less distributions:
Dividends from net investment income	(0.06)		—	(0.04)	(0.06)	(0.06)
Distributions from realized gains	(1.54)		(1.27)	—	—	—

Total dividends and distributions	(1.60)		(1.27)	(0.04)	(0.06)	(0.06)

Net asset value, end of year	$13.95		$14.00	$13.08	$9.84	$11.61

Total return	11.31%		17.84%	33.36%	(14.77)%	4.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,730,041		$1,438,673	$1,097,892	$646,958	$429,560
Ratio of expenses to average net assets:
After waivers	1.04%		1.07%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly	1.02%		1.05%	1.04%	1.08%	N/A
Before waivers and fees paid indirectly	1.04%		1.07%	1.10%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers	0.35%		(0.04)%	0.50%	0.75%	1.03%
After waivers and fees paid indirectly	0.37%		(0.02)%	0.56%	0.77%	N/A
Before waivers and fees paid indirectly	0.35%		(0.04)%	0.50%	0.75%	1.02%
Portfolio turnover rate	55	%(d)	74%	160%	98%	106%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$—	$—	$—	$— #

96	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Janus Large Cap Growth Portfolio

	Year Ended December 31,			March 25, 2002* to December 31, 2002
Class IA	2005(e)	2004	2003
Net asset value, beginning of period	$6.39	$5.71	$4.53	$6.22

Income from investment operations:
Net investment income	0.01	0.03	— #	— #
Net realized and unrealized gain (loss) on investments	0.48	0.68	1.18	(1.69)

Total from investment operations	0.49	0.71	1.18	(1.69)

Less distributions:
Dividends from net investment income	— #	(0.03)	—	—

Net asset value, end of period	$6.88	$6.39	$5.71	$4.53

Total return (b)	7.67%	12.46%	26.05%	(27.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$606	$206	$152	$72
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.89%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.97%	0.98%	0.99%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.15%	0.51%	0.03%	0.03%
After waivers and fees paid indirectly (a)	0.16%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.08%	0.43%	(0.06)%	(0.08)%
Portfolio turnover rate	45%	64%	42%	45%
Effect of contractual expense limitation during the period:

Per share benefit to net investment income (loss)	$— #	$— #	$— #	$— #

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year.	$6.37	$5.69	$4.52	$6.49	$8.42

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.01	— #	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.47	0.68	1.17	(1.96)	(1.92)

Total from investment operations	0.46	0.69	1.17	(1.97)	(1.93)

Less distributions:
Dividends from net investment income	— #	(0.01)	—	—	— #

Net asset value, end of year	$6.83	$6.37	$5.69	$4.52	$6.49

Total return	7.22%	12.22%	25.88%	(30.35)%	(22.91)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$357,997	$312,237	$260,330	$161,566	$163,096
Ratio of expenses to average net assets:
After waivers	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly	1.14%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly	1.22%	1.23%	1.24%	1.26%	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.10)%	0.26%	(0.22)%	(0.22)%	(0.27)%
After waivers and fees paid indirectly	(0.09)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly	(0.17)%	0.18%	(0.31)%	(0.33)%	(0.41)%
Portfolio turnover rate	45%	64%	42%	45%	27%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$0.01	$0.01

EQ Advisors Trust	Financial Highlights	97

Financial Highlights (cont’d)

EQ/JPMorgan Value Opportunities Portfolio

Class IA	Year Ended December 31,			October 2, 2002* to December 31, 2002
	2005(e)	2004	2003
Net asset value, beginning of period	$12.30	$11.23	$8.97	$8.41

Income from investment operations:
Net investment income	0.20	0.19	0.15	0.04
Net realized and unrealized gain on investments and foreign currency transactions	0.32	1.07	2.27	0.68

Total from investment operations	0.52	1.26	2.42	0.72

Less distributions:
Dividends from net investment income	(0.23)	(0.19)	(0.16)	(0.16)

Net asset value, end of period	$12.59	$12.30	$11.23	$8.97

Total return (b)	4.21%	11.21%	27.04%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$399	$129	$108	$53
Ratio of expenses to average net assets:
After waivers (a)	0.67%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.67%	0.51%	0.68%	0.69%
Before waivers and fees paid indirectly (a)	0.67%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.58%	1.53%	1.67%	1.54%
After waivers and fees paid indirectly (a)	1.58%	1.72%	1.69%	1.55%
Before waivers and fees paid indirectly (a)	1.58%	1.53%	1.67%	1.54%
Portfolio turnover rate	67%	91%	43%	42%

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$12.32	$11.26	$8.99	$11.28	$12.22

Income from investment operations:
Net investment income	0.16	0.17	0.14	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33	1.04	2.27	(2.28)	(0.94)

Total from investment operations	0.49	1.21	2.41	(2.15)	(0.83)

Less distributions:
Dividends from net investment income	(0.20)	(0.15)	(0.14)	(0.14)	(0.11)

Net asset value, end of year	$12.61	$12.32	$11.26	$8.99	$11.28

Total return	3.94%	10.81%	26.81%	(19.07)%	(6.73)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$602,237	$642,993	$613,776	$470,799	$589,382
Ratio of expenses to average net assets:
After waivers	0.92%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.92%	0.76%	0.93%	0.94%	N/A
Before waivers and fees paid indirectly	0.92%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers	1.33%	1.28%	1.42%	1.29%	1.01%
After waivers and fees paid indirectly	1.33%	1.47%	1.44%	1.30%	N/A
Before waivers and fees paid indirectly	1.33%	1.28%	1.42%	1.29%	1.01%
Portfolio turnover rate	67%	91%	43%	42%	89%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #

98	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Marsico Focus Portfolio(q)

Class IA	December 31,			October 2, 2002* to December 31, 2002
	2005(e)	2004	2003
Net asset value, beginning of period	$14.67	$13.24	$10.07	$10.43

Income (loss) from investment operations:
Net investment income	0.03	0.01	— #	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.56	1.42	3.17	(0.36)

Total from investment operations	1.59	1.43	3.17	(0.36)

Less distributions:
Dividends from net investment income	(0.01)	—	—	—
Distributions from realized gains	(0.39)	—	—	—

Total dividends and distributions	(0.40)	—	—	—

Net asset value, end of period	$15.86	$14.67	$13.24	$10.07

Total return (b)	10.98%	10.80%	31.48%	(3.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,014,881	$579,357	$338,365	$77
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.89%	0.87%	0.85%	0.85%
Before waivers and fees paid indirectly (a)	0.92%	0.94%	0.97%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.19%	0.05%	(0.07)%	(0.11)%
After waivers and fees paid indirectly (a)	0.20%	0.08%	(0.02)%	(0.06)%
Before waivers and fees paid indirectly (a)	0.17%	0.01%	(0.14)%	(0.29)%
Portfolio turnover rate	66%	96%	72%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$— #	$— #

Class IB	Year Ended December 31,				August 31, 2001* to December 31, 2001
	2005(e)	2004	2003	2002
Net asset value, beginning of period	$14.59	$13.20	$10.07	$11.39	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)†	(0.02)	(0.02)	(0.01)	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.56	1.41	3.15	(1.30)	1.39

Total from investment operations	1.55	1.39	3.13	(1.31)	1.39

Less distributions:
Distributions from realized gains	(0.39)	—	—	(0.01)	—

Net asset value, end of period	$15.75	$14.59	$13.20	$10.07	$11.39

Total return (b)	10.65%	10.53%	31.08%	(11.51)%	13.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,768,738	$1,257,708	$903,595	$203,596	$9,292
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.14%	1.12%	1.10%	1.10%	N/A
Before waivers and fees paid indirectly (a)	1.17%	1.19%	1.22%	1.33%	3.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.06)%	(0.20)%	(0.32)%	(0.36)%	(0.13)%
After waivers and fees paid indirectly (a)	(0.05)%	(0.17)%	(0.27)%	(0.31)%	N/A
Before waivers and fees paid indirectly (a)	(0.08)%	(0.24)%	(0.39)%	(0.54)%	(2.57)%
Portfolio turnover rate	66%	96%	72%	140%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$— #	$0.02	$—

EQ Advisors Trust	Financial Highlights	99

Financial Highlights (cont’d)

EQ/Mercury Basic Value Equity Portfolio(r)

Class IA	Year Ended December 31,			October 2, 2002* to December 31, 2002
	2005(e)	2004	2003
Net asset value, beginning of period	$15.48	$14.71	$11.27	$10.10

Income from investment operations:
Net investment income	0.21	0.17	0.14	0.04
Net realized and unrealized gain on investments	0.28	1.42	3.40	1.24

Total from investment operations	0.49	1.59	3.54	1.28

Less distributions:
Dividends from net investment income	(0.18)	(0.16)	(0.10)	(0.11)
Distributions from realized gains	(0.73)	(0.66)	—	—

Total dividends and distributions	(0.91)	(0.82)	(0.10)	(0.11)

Net asset value, end of period	$15.06	$15.48	$14.71	$11.27

Total return (b)	3.19%	10.89%	31.57%	12.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,361,870	$636,240	$355,625	$71
Ratio of expenses to average net assets:
After waivers (a)	0.62%	N/A	0.67%	0.70%
After waivers and fees paid indirectly (a)	0.60%	0.61%	0.66%	0.69%
Before waivers and fees paid indirectly (a)	0.62%	0.63%	0.67%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.35%	N/A	1.04%	0.97%
After waivers and fees paid indirectly (a)	1.37%	1.12%	1.05%	0.98%
Before waivers and fees paid indirectly (a)	1.35%	1.10%	1.04%	0.97%
Portfolio turnover rate	52%	49%	34%	39%

	Year Ended December 31,
Class IB	2005(e)	2004(e)	2003(e)	2002	2001
Net asset value, beginning of year	$15.50	$14.74	$11.29	$13.77	$13.85

Income (loss) from investment operations:
Net investment income	0.17	0.13	0.10	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.29	1.41	3.42	(2.35)	0.65

Total from investment operations	0.46	1.54	3.52	(2.27)	0.75

Less distributions:
Dividends from net investment income	(0.14)	(0.12)	(0.07)	(0.08)	(0.10)
Distributions from realized gains	(0.73)	(0.66)	—	(0.13)	(0.73)

Total dividends and distributions	(0.87)	(0.78)	(0.07)	(0.21)	(0.83)

Net asset value, end of year	$15.09	$15.50	$14.74	$11.29	$13.77

Total return	2.99%	10.52%	31.28%	(16.68)%	5.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,445,518	$1,459,792	$1,137,826	$680,559	$613,150
Ratio of expenses to average net assets:
After waivers	0.87%	N/A	0.92%	0.95%	0.95%
After waivers and fees paid indirectly	0.85%	0.86%	0.91%	0.94%	N/A
Before waivers and fees paid indirectly	0.87%	0.88%	0.92%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers	1.10%	N/A	0.79%	0.72%	0.85%
After waivers and fees paid indirectly	1.12%	0.87%	0.80%	0.73%	N/A
Before waivers and fees paid indirectly	1.10%	0.85%	0.79%	0.72%	0.85%
Portfolio turnover rate	52%	49%	34%	39%	64%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$—	$— #

100	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Mercury International Value Portfolio(i)

	Year Ended December 31,			March 25, 2002* to December 31, 2002
Class IA	2005(e)	2004(e)	2003(e)
Net asset value, beginning of period	$13.03	$10.86	$8.66	$10.52

Income from investment operations:
Net investment income	0.25	0.17	0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.19	2.21	2.30	(1.85)

Total from investment operations	1.44	2.38	2.44	(1.78)

Less distributions:
Dividends from net investment income	(0.27)	(0.21)	(0.24)	(0.08)

Net asset value, end of period	$14.20	$13.03	$10.86	$8.66

Total return (b)	11.07%	22.04%	28.27%	(16.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$236,340	$5,598	$2,163	$108
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%	0.93%	0.93%	0.99%
Before waivers and fees paid indirectly (a)	1.00%	1.00%	1.01%	1.05%
.Ratio of net investment income to average net assets:
After waivers (a)	1.83%	1.42%	1.35%	1.00%
After waivers and fees paid indirectly (a)	1.83%	1.49%	1.42%	1.01%
Before waivers and fees paid indirectly (a)	1.83%	1.42%	1.34%	0.95%
Portfolio turnover rate	64%	63%	163%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #

	Year Ended December 31,
Class IB	2005(e)	2004(e)	2003(e)	2002	2001
Net asset value, beginning of year	$13.03	$10.86	$8.66	$10.46	$13.44

Income from investment operations:
Net investment income	0.21	0.14	0.11	0.06	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.19	2.21	2.31	(1.80)	(2.98)

Total from investment operations	1.40	2.35	2.42	(1.74)	(2.90)

Less distributions:
Dividends from net investment income	(0.23)	(0.18)	(0.22)	(0.06)	(0.06)
Distributions from realized gains	—	—	—	—	(0.02)

Total dividends and distributions	(0.23)	(0.18)	(0.22)	(0.06)	(0.08)

Net asset value, end of year	$14.20	$13.03	$10.86	$8.66	$10.46

Total return	10.79%	21.73%	28.01%	(16.61)%	(21.55)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,189,337	$894,530	$675,246	$454,735	$299,090
Ratio of expenses to average net assets:
After waivers	1.25%	1.25%	1.25%	1.25%	1.25%
After waivers and fees paid indirectly	1.25%	1.18%	1.18%	1.24%	N/A
Before waivers and fees paid indirectly	1.25%	1.25%	1.26%	1.30%	1.39%
Ratio of net investment income to average net assets:
After waivers	1.58%	1.17%	1.10%	0.75%	0.66%
After waivers and fees paid indirectly	1.58%	1.24%	1.17%	0.76%	N/A
Before waivers and fees paid indirectly	1.58%	1.17%	1.09%	0.70%	0.52%
Portfolio turnover rate	64%	63%	163%	55%	76%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$— #	$0.02

EQ Advisors Trust	Financial Highlights	101

Financial Highlights (cont’d)

EQ/MFS Emerging Growth Companies Portfolio

	Year Ended December 31,
Class IA	2005(e)	2004(e)	2003	2002	2001
Net asset value, beginning of year	$13.32	$11.80	$9.10	$13.82	$20.91

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	(0.01)	(0.02)	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26	1.53	2.71	(4.70)	(7.16)

Total from investment operations	1.25	1.52	2.70	(4.72)	(7.09)

Less distributions:
Distributions from realized gains	—	—	—	—	— #

Net asset value, end of year	$14.57	$13.32	$11.80	$9.10	$13.82

Total return	9.38%	12.88%	29.67%	(34.15)%	(33.89)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,304	$1,988	$27,996	$22,611	$43,918
Ratio of expenses to average net assets:
After fees paid indirectly	0.68%	0.66%	0.71%	0.72%	N/A
Before fees paid indirectly	0.71%	0.71%	0.72%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.08)%	(0.05)%	(0.09)%	(0.16)%	N/A
Before fees paid indirectly	(0.11)%	(0.10)%	(0.10)%	(0.17)%	0.02%
Portfolio turnover rate	97%	101%	105%	110%	278%

	Year Ended December 31,
Class IB	2005(e)	2004(e)	2003	2002	2001
Net asset value, beginning of year	$13.11	$11.64	$9.00	$13.70	$20.78

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.04)	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.22	1.51	2.68	(4.65)	(7.04)

Total from investment operations	1.18	1.47	2.64	(4.70)	(7.08)

Less distributions:
Distributions from realized gains	—	—	—	—	— #

Net asset value, end of year	$14.29	$13.11	$11.64	$9.00	$13.70

Total return	9.00%	12.63%	29.33%	(34.31)%	(34.06)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$916,611	$958,680	$935,920	$758,033	$1,363,276
Ratio of expenses to average net assets:
After fees paid indirectly	0.93%	0.91%	0.96%	0.97%	N/A
Before fees paid indirectly	0.96%	0.96%	0.97%	0.98%	0.97%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.33)%	(0.30)%	(0.34)%	(0.41)%	N/A
Before fees paid indirectly	(0.36)%	(0.35)%	(0.35)%	(0.42)%	(0.23)%
Portfolio turnover rate	97%	101%	105%	110%	278%

102	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/MFS Investors Trust Portfolio

	Year Ended December 31,			March 25, 2002* to December 31, 2002
Class IA	2005(e)	2004	2003
Net asset value, beginning of period	$9.46	$8.54	$7.04	$8.89

Income from investment operations:
Net investment income	0.07	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.64	0.93	1.50	(1.84)

Total from investment operations	0.71	1.00	1.57	(1.79)

Less distributions:
Dividends from net investment income	(0.08)	(0.08)	(0.07)	(0.06)

Net asset value, end of period	$10.09	$9.46	$8.54	$7.04

Total return (b)	7.46%	11.67%	22.28%	(20.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$191	$116	$98	$79
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.66%	0.69%	0.69%
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets:
After waivers (a)	0.73%	0.80%	0.93%	0.77%
After waivers and fees paid indirectly (a)	0.74%	0.84%	0.94%	0.78%
Before waivers and fees paid indirectly (a)	0.73%	0.80%	0.92%	0.76%
Portfolio turnover rate	47%	90%	88%	70%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$— #

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$9.47	$8.55	$7.04	$8.97	$10.72

Income from investment operations:
Net investment income	0.05	0.05	0.05	0.04	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63	0.92	1.51	(1.93)	(1.75)

Total from investment operations	0.68	0.97	1.56	(1.89)	(1.71)

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.05)	(0.04)	(0.04)

Net asset value, end of year	$10.10	$9.47	$8.55	$7.04	$8.97

Total return	7.18%	11.37%	22.12%	(21.04)%	(15.97)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$338,735	$341,346	$311,991	$201,141	$244,038
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%	0.91%	0.94%	0.94%	N/A
Before waivers and fees paid indirectly	0.95%	0.95%	0.96%	0.96%	0.97%
Ratio of net investment income to average net assets:
After waivers	0.48%	0.55%	0.68%	0.52%	0.48%
After waivers and fees paid indirectly	0.49%	0.59%	0.69%	0.53%	N/A
Before waivers and fees paid indirectly	0.48%	0.55%	0.67%	0.51%	0.46%
Portfolio turnover rate	47%	90%	88%	70%	84%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$— #	$— #	$— #

EQ Advisors Trust	Financial Highlights	103

Financial Highlights (cont’d)

EQ/Money Market Portfolio(s)(u)

	Year Ended December 31,
Class IA	2005(e)	2004	2003(e)	2002	2001(e)
Net asset value, beginning of year	$1.001	$1.002	$1.003	$1.002	$0.998

Income from investment operations:
Net investment income	0.029	0.012	0.009	0.016	0.038
Net realized and unrealized gain (loss) on investments	— #	(0.001)	— #	— #	— †

Total from investment operations	0.029	0.011	0.009	0.016	0.038

Less distributions:
Dividends from net investment income	(0.030)	(0.012)	(0.010)	(0.015)	(0.034)

Net asset value, end of year	$1.000	$1.001	$1.002	$1.003	$1.002

Total return	2.85%	1.02%	0.82%	1.54%	3.82%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$737,535	$598,718	$705,877	$834,792	$860,719
Ratio of expenses to average net assets	0.39%	0.39%	0.39%	0.39%	0.40%
Ratio of net investment income to average net assets	2.86%	1.01%	0.82%	1.48%	3.80%

	Year Ended December 31,
Class IB	2005(e)	2004	2003(e)	2002	2001(e)
Net asset value, beginning of year	$1.000	$1.001	$1.002	$1.002	$0.998

Income from investment operations:
Net investment income	0.027	0.009	0.006	0.012	0.030
Net realized and unrealized gain (loss) on investments	— #	(0.001)	— #	0.001	0.006 †

Total from investment operations	0.027	0.008	0.006	0.013	0.036

Less distributions:
Dividends from net investment income	(0.027)	(0.009)	(0.007)	(0.013)	(0.032)

Net asset value, end of year	$1.000	$1.000	$1.001	$1.002	$1.002

Total return	2.65%	0.77%	0.57%	1.21%	3.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$773,184	$774,625	$942,215	$1,209,341	$1,155,159
Ratio of expenses to average net assets	0.64%	0.64%	0.64%	0.64%	0.65%
Ratio of net investment income to average net assets	2.61%	0.76%	0.57%	1.23%	3.38%

104	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Van Kampen Emerging Markets Equity Portfolio

Class IA	Year Ended December 31,			October 2, 2002* to December 31, 2002
	2005(e)	2004	2003
Net asset value, beginning of period	$10.06	$8.20	$5.29	$4.85

Income (loss) from investment operations:
Net investment income	0.09	0.05	0.07	— #
Net realized and unrealized gain on investments and foreign currency transactions	3.23	1.89	2.91	0.44

Total from investment operations	3.32	1.94	2.98	0.44

Less distributions:
Dividends from net investment income	(0.09)	(0.08)	(0.07)	—
Distributions from realized gains	(0.42)	—	—	—

Total dividends and distributions	(0.51)	(0.08)	(0.07)	—

Net asset value, end of period	$12.87	$10.06	$8.20	$5.29

Total return (b)	33.04%	24.01%	56.18%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,519	$4,592	$995	$62
Ratio of expenses to average net assets:
After waivers (a)	1.55%	1.55%	1.55%	1.57%
After waivers and fees paid indirectly (a)	1.53%	1.50%	1.53%	1.56%
Before waivers and fees paid indirectly (a)	1.55%	1.55%	1.55%	1.62%
Ratio of net investment income to average net assets:
After waivers (a)	0.69%	0.75%	1.33%	0.13%
After waivers and fees paid indirectly (a)	0.71%	0.80%	1.35%	0.14%
Before waivers and fees paid indirectly (a)	0.69%	0.75%	1.33%	0.08%
Portfolio turnover rate	52%	57%	81%	78%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$— #

	Year Ended December 31,
Class IB	2005(e)	2004	2003	2002	2001
Net asset value, beginning of year	$10.06	$8.19	$5.28	$5.61	$5.93

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.04	0.05	(0.01)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.25	1.89	2.91	(0.32)	(0.33)

Total from investment operations	3.30	1.93	2.96	(0.33)	(0.31)

Less distributions:
Dividends from net investment income	(0.07)	(0.06)	(0.05)	—	—
Distributions from realized gains	(0.42)	—	—	—	(0.01)

Total dividends and distributions	(0.49)	(0.06)	(0.05)	—	(0.01)

Net asset value, end of year	$12.87	$10.06	$8.19	$5.28	$5.61

Total return	32.84%	23.58%	56.09%	(6.05)%	(5.09)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,140,481	$615,499	$389,893	$193,115	$183,868
Ratio of expenses to average net assets:
After waivers	1.80%	1.80%	1.80%	1.82%	1.78%
After waivers and fees paid indirectly	1.78%	1.75%	1.78%	1.81%	N/A
Before waivers and fees paid indirectly	1.80%	1.80%	1.80%	1.87%	2.13%
Ratio of net investment income (loss) to average net assets:
After waivers	0.44%	0.50%	1.08%	(0.12)%	0.32%
After waivers and fees paid indirectly	0.46%	0.55%	1.10%	(0.11)%	N/A
Before waivers and fees paid indirectly	0.44%	0.50%	1.08%	(0.17)%	(0.03)%
Portfolio turnover rate	52%	57%	81%	78%	143%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$—	$—	$— #	$— #	$0.02

EQ Advisors Trust	Financial Highlights	105

Financial Highlights (cont’d)

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on monthly average shares outstanding.
(f)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio.
(g)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.
(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(i)	On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T.Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Mercury International Value Portfolio.
(j)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.
(k)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.
(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/ MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Marsico Focus Portfolio.
(r)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Deep Value Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Mercury Basic Value Equity Portfolio.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.
(u)	On July 7, 2005, this Portfolio split its shares in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. This stock split is more fully described in the Notes to Financial Statements in the Trust’s Annual Report to Shareholders . Per share data prior to this date has been restated to give effect to the stock split.

106	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Includes more information about the Portfolios’ performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Room,

100 F Street NE

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2006 EQ Advisors Trust